UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06563

Calvert World Values Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Emerging Markets Advancement Fund

Class A CEFAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Emerging Markets Advancement Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.20%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↑ The Fund’s overweight position in Greece was the top contributor as Greece has undertaken an ambitious reform agenda in recent years

↑ The Fund’s off-benchmark position in Cyprus, which outperformed Emerging Markets due to a business-friendly government and pro-growth policies, contributed

↑ The Fund’s off-benchmark position in the Republic of Georgia also contributed as domestic growth has been strong and publicly traded banks have expanded

↓ An underweight to China detracted as China rallied following the emergence of Deep Seek’s AI model and an embrace of the private sector by President Xi

↓ An underweight allocation to Taiwan also hurt as the country behind the strong performance of TSMC, and an important player in the AI ecosystem

↓ The third largest detractor was a modest overweight in Malaysia as the government failed to deliver on reforms and the market underperformed. This was sold before the end of the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI Emerging Markets Index	Calvert Emerging Markets Responsible Index
10/19	$10,000	$10,000	$10,000
11/19	$9,835	$10,433	$10,426
12/19	$10,457	$11,212	$11,175
1/20	$9,971	$10,689	$10,689
2/20	$9,533	$10,126	$10,172
3/20	$8,047	$8,566	$8,546
4/20	$8,571	$9,350	$9,366
5/20	$8,714	$9,422	$9,458
6/20	$9,219	$10,115	$10,213
7/20	$9,876	$11,019	$11,143
8/20	$10,219	$11,262	$11,411
9/20	$10,133	$11,082	$11,254
10/20	$10,228	$11,310	$11,517
11/20	$11,247	$12,356	$12,590
12/20	$12,037	$13,264	$13,453
1/21	$12,409	$13,671	$13,891
2/21	$12,524	$13,776	$14,030
3/21	$12,304	$13,567	$13,760
4/21	$12,571	$13,905	$14,169
5/21	$12,562	$14,228	$14,427
6/21	$12,762	$14,252	$14,487
7/21	$12,009	$13,293	$13,462
8/21	$12,266	$13,641	$13,848
9/21	$11,809	$13,099	$13,196
10/21	$12,180	$13,228	$13,253
11/21	$11,904	$12,689	$12,721
12/21	$12,042	$12,927	$12,919
1/22	$12,062	$12,682	$12,628
2/22	$11,953	$12,303	$12,272
3/22	$11,684	$12,025	$12,112
4/22	$11,345	$11,357	$11,396
5/22	$11,494	$11,407	$11,502
6/22	$10,708	$10,649	$10,541
7/22	$10,747	$10,622	$10,628
8/22	$10,777	$10,667	$10,693
9/22	$9,751	$9,416	$9,471
10/22	$9,971	$9,124	$9,271
11/22	$10,648	$10,477	$10,692
12/22	$10,192	$10,330	$10,524
1/23	$10,948	$11,146	$11,315
2/23	$10,528	$10,423	$10,637
3/23	$10,518	$10,739	$10,863
4/23	$10,539	$10,617	$10,781
5/23	$10,413	$10,439	$10,701
6/23	$10,959	$10,835	$11,147
7/23	$11,557	$11,509	$11,800
8/23	$10,990	$10,800	$11,060
9/23	$10,549	$10,518	$10,753
10/23	$10,077	$10,109	$10,357
11/23	$11,032	$10,918	$11,326
12/23	$11,355	$11,345	$11,797
1/24	$11,182	$10,818	$11,168
2/24	$11,755	$11,333	$11,669
3/24	$12,058	$11,614	$11,984
4/24	$12,079	$11,666	$11,899
5/24	$12,036	$11,732	$12,028
6/24	$12,468	$12,194	$12,511
7/24	$12,728	$12,231	$12,495
8/24	$12,879	$12,428	$12,792
9/24	$12,923	$13,258	$13,628
10/24	$12,404	$12,668	$13,084
11/24	$12,414	$12,213	$12,645
12/24	$12,588	$12,196	$12,574
1/25	$12,819	$12,414	$12,908
2/25	$13,016	$12,475	$13,023
3/25	$13,126	$12,554	$12,983
4/25	$13,291	$12,719	$13,309
5/25	$14,005	$13,261	$14,032
6/25	$14,818	$14,058	$14,930
7/25	$15,235	$14,332	$15,205
8/25	$15,565	$14,516	$15,568
9/25	$16,351	$15,555	$16,544

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 10/1/19 (Inception)
Class A	26.48%	10.03%	9.51%
Class A with 5.25% Maximum Sales Charge	19.86%	8.85%	8.54%
MSCI Emerging Markets Index (net of foreign withholding taxes)	17.32%	7.01%	7.64%
Calvert Emerging Markets Responsible IndexFootnote Reference1	21.40%	8.01%	8.75%
Footnote	Description
Footnote[1]	Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest companies by market capitalization that are located in or tied economically to countries that the Adviser has classified as emerging market countries.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$119,729,145
# of Portfolio Holdings	285
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$464,506

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Greece
15.5%
China
13.3%
Taiwan
12.7%
South Korea
10.4%
India
10.0%
Chile
6.5%
United Arab Emirates
6.5%
United States
5.9%
South Africa
4.4%
Cyprus
3.8%
Other
11.0%

Value	Value
Other	11.0%
Cyprus	3.8%
South Africa	4.4%
United States	5.9%
United Arab Emirates	6.5%
Chile	6.5%
India	10.0%
South Korea	10.4%
Taiwan	12.7%
China	13.3%
Greece	15.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Samsung Electronics Co. Ltd.	4.1%
Bank of Cyprus Holdings PLC	3.8%
Tencent Holdings Ltd.	3.8%
National Bank of Greece SA	3.3%
Eurobank Ergasias Services & Holdings SA, Class A	2.9%
Piraeus Financial Holdings SA	2.7%
Nova Ljubljanska Banka DD, GDR	2.7%
Alpha Bank SA	2.6%
Aldar Properties PJSC	2.6%
Total	33.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CEFAX-TSR-AR

Calvert Emerging Markets Advancement Fund

Class I CEFIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Emerging Markets Advancement Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↑ The Fund’s overweight position in Greece was the top contributor as Greece has undertaken an ambitious reform agenda in recent years

↑ The Fund’s off-benchmark position in Cyprus, which outperformed Emerging Markets due to a business-friendly government and pro-growth policies, contributed

↑ The Fund’s off-benchmark position in the Republic of Georgia also contributed as domestic growth has been strong and publicly traded banks have expanded

↓ An underweight to China detracted as China rallied following the emergence of Deep Seek’s AI model and an embrace of the private sector by President Xi

↓ An underweight allocation to Taiwan also hurt as the country behind the strong performance of TSMC, and an important player in the AI ecosystem

↓ The third largest detractor was a modest overweight in Malaysia as the government failed to deliver on reforms and the market underperformed. This was sold before the end of the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Emerging Markets Index	Calvert Emerging Markets Responsible Index
10/19	$1,000,000	$1,000,000	$1,000,000
12/19	$1,104,607	$1,121,184	$1,117,520
3/20	$850,316	$856,597	$854,570
6/20	$973,943	$1,011,482	$1,021,250
9/20	$1,071,438	$1,108,162	$1,125,378
12/20	$1,274,118	$1,326,429	$1,345,310
3/21	$1,302,298	$1,356,747	$1,376,033
6/21	$1,352,619	$1,425,225	$1,448,748
9/21	$1,251,977	$1,309,894	$1,319,632
12/21	$1,277,713	$1,292,714	$1,291,904
3/22	$1,239,824	$1,202,548	$1,211,195
6/22	$1,136,680	$1,064,859	$1,054,087
9/22	$1,036,695	$941,628	$947,092
12/22	$1,084,599	$1,032,990	$1,052,445
3/23	$1,119,014	$1,073,854	$1,086,262
6/23	$1,167,859	$1,083,487	$1,114,662
9/23	$1,124,564	$1,051,792	$1,075,346
12/23	$1,210,206	$1,134,514	$1,179,701
3/24	$1,286,990	$1,161,382	$1,198,438
6/24	$1,331,685	$1,219,442	$1,251,064
9/24	$1,380,964	$1,325,807	$1,362,750
12/24	$1,345,885	$1,219,649	$1,257,370
3/25	$1,404,199	$1,255,356	$1,298,328
6/25	$1,586,139	$1,405,848	$1,493,000
9/25	$1,751,750	$1,555,472	$1,654,354

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 10/1/19 (Inception)
Class I	26.85%	10.33%	9.79%
MSCI Emerging Markets Index (net of foreign withholding taxes)	17.32%	7.01%	7.64%
Calvert Emerging Markets Responsible IndexFootnote Reference1	21.40%	8.01%	8.75%
Footnote	Description
Footnote[1]	Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest companies by market capitalization that are located in or tied economically to countries that the Adviser has classified as emerging market countries.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$119,729,145
# of Portfolio Holdings	285
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$464,506

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	11.0%
Cyprus	3.8%
South Africa	4.4%
United States	5.9%
United Arab Emirates	6.5%
Chile	6.5%
India	10.0%
South Korea	10.4%
Taiwan	12.7%
China	13.3%
Greece	15.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Samsung Electronics Co. Ltd.	4.1%
Bank of Cyprus Holdings PLC	3.8%
Tencent Holdings Ltd.	3.8%
National Bank of Greece SA	3.3%
Eurobank Ergasias Services & Holdings SA, Class A	2.9%
Piraeus Financial Holdings SA	2.7%
Nova Ljubljanska Banka DD, GDR	2.7%
Alpha Bank SA	2.6%
Aldar Properties PJSC	2.6%
Total	33.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CEFIX-TSR-AR

Calvert Emerging Markets Equity Fund

Class A CVMAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↑ Stock selection in Taiwan was the largest contributor led by allocations to Delta Electronics, Wiwynn and Taiwan Semiconductor Manufacturing Company, primary supplier of AI chips

↑ Stock selection in India added to returns, led by positioning in Infosys, zero allocation to Reliance and overweight to Bajaj Finance

↑Overweight allocation to Antofagasta in Chile added to returns due to rising copper prices. Zero allocations to Saudi Arabia and Thailand and overweight to Mexico also helped

↓ Aggregate stock selection in South Africa detracted due to exposure to Clicks Group and Capitec and not holding select mining firms as Emerging Markets metals outperformed

↓ Stock selection in Brazil hampered returns, primarily through the positions in industrial automation and electric motor manufacturer WEG and pharmacy retailer Raia Drogasil

↓ An overweight allocation to India detracted as the economy and market have been facing a cyclical slowdown from fiscal consolidation and monetary tightening

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI Emerging Markets Index
9/15	$10,000	$10,000
10/15	$10,118	$10,713
11/15	$10,040	$10,295
12/15	$9,996	$10,066
1/16	$9,505	$9,413
2/16	$9,444	$9,398
3/16	$10,391	$10,641
4/16	$10,312	$10,699
5/16	$10,119	$10,300
6/16	$10,365	$10,711
7/16	$10,794	$11,250
8/16	$11,022	$11,530
9/16	$11,347	$11,678
10/16	$11,320	$11,706
11/16	$10,794	$11,167
12/16	$10,651	$11,192
1/17	$11,162	$11,804
2/17	$11,436	$12,166
3/17	$11,982	$12,473
4/17	$12,370	$12,746
5/17	$12,935	$13,123
6/17	$13,226	$13,255
7/17	$13,781	$14,045
8/17	$14,345	$14,358
9/17	$14,398	$14,301
10/17	$14,769	$14,803
11/17	$14,795	$14,832
12/17	$15,358	$15,365
1/18	$16,436	$16,645
2/18	$15,729	$15,878
3/18	$15,685	$15,582
4/18	$15,146	$15,513
5/18	$14,661	$14,964
6/18	$13,928	$14,342
7/18	$14,148	$14,657
8/18	$13,883	$14,261
9/18	$13,733	$14,185
10/18	$12,621	$12,950
11/18	$13,298	$13,484
12/18	$12,969	$13,126
1/19	$14,028	$14,276
2/19	$14,144	$14,308
3/19	$14,420	$14,428
4/19	$14,847	$14,732
5/19	$13,618	$13,663
6/19	$14,606	$14,515
7/19	$14,428	$14,338
8/19	$13,939	$13,639
9/19	$14,286	$13,899
10/19	$14,882	$14,485
11/19	$14,927	$14,465
12/19	$15,875	$15,544
1/20	$15,052	$14,820
2/20	$14,435	$14,038
3/20	$12,119	$11,876
4/20	$13,147	$12,964
5/20	$13,353	$13,063
6/20	$14,596	$14,023
7/20	$16,000	$15,277
8/20	$16,653	$15,614
9/20	$16,403	$15,364
10/20	$16,930	$15,680
11/20	$18,433	$17,131
12/20	$19,773	$18,390
1/21	$20,159	$18,954
2/21	$20,509	$19,099
3/21	$20,240	$18,810
4/21	$20,258	$19,279
5/21	$20,571	$19,726
6/21	$20,518	$19,760
7/21	$19,459	$18,430
8/21	$19,746	$18,912
9/21	$18,814	$18,161
10/21	$19,002	$18,340
11/21	$18,132	$17,592
12/21	$18,260	$17,923
1/22	$18,134	$17,583
2/22	$17,126	$17,058
3/22	$16,568	$16,672
4/22	$15,209	$15,745
5/22	$15,173	$15,814
6/22	$14,093	$14,764
7/22	$14,507	$14,727
8/22	$14,489	$14,789
9/22	$12,833	$13,055
10/22	$12,599	$12,650
11/22	$14,633	$14,526
12/22	$14,104	$14,322
1/23	$15,570	$15,453
2/23	$14,276	$14,451
3/23	$14,728	$14,888
4/23	$14,502	$14,720
5/23	$14,077	$14,472
6/23	$14,674	$15,022
7/23	$15,407	$15,957
8/23	$14,367	$14,974
9/23	$13,760	$14,582
10/23	$13,317	$14,016
11/23	$14,276	$15,137
12/23	$14,736	$15,729
1/24	$14,043	$14,999
2/24	$14,581	$15,712
3/24	$15,028	$16,102
4/24	$15,018	$16,174
5/24	$15,292	$16,265
6/24	$15,820	$16,907
7/24	$15,893	$16,957
8/24	$15,912	$17,231
9/24	$16,960	$18,381
10/24	$16,276	$17,564
11/24	$15,811	$16,933
12/24	$15,625	$16,910
1/25	$15,863	$17,212
2/25	$15,945	$17,295
3/25	$16,073	$17,405
4/25	$16,357	$17,633
5/25	$17,181	$18,386
6/25	$18,252	$19,491
7/25	$18,252	$19,871
8/25	$18,581	$20,126
9/25	$19,934	$21,566

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	17.50%	3.97%	7.71%
Class A with 5.25% Maximum Sales Charge	11.33%	2.85%	7.14%
MSCI Emerging Markets Index (net of foreign withholding taxes)	17.32%	7.01%	7.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,342,929,002
# of Portfolio Holdings	73
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$8,031,031

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Taiwan 23.4%
China 23.1%
India 19.1%
South Korea 10.0%
Brazil 4.6%
Mexico 4.0%
South Africa 3.4%
Poland 3.2%
Hong Kong 2.4%
United Kingdom 2.0%
Other 4.8%

Value	Value
Other	4.8%
United Kingdom	2.0%
Hong Kong	2.4%
Poland	3.2%
South Africa	3.4%
Mexico	4.0%
Brazil	4.6%
South Korea	10.0%
India	19.1%
China	23.1%
Taiwan	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	7.9%
Samsung Electronics Co. Ltd.	4.5%
Alibaba Group Holding Ltd.	4.3%
ICICI Bank Ltd.	2.9%
HDFC Bank Ltd.	2.9%
Delta Electronics, Inc.	2.2%
Mahindra & Mahindra Ltd.	2.0%
Antofagasta PLC	2.0%
KB Financial Group, Inc.	1.8%
Total	45.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective November 11, 2024, (1) Hermes Investment Management Limited was no longer the sub-adviser to the Fund, (2) Calvert Research and Management continues to serve as the adviser to the Fund, with Eric Carlson and Paul Psaila as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CVMAX-TSR-AR

Calvert Emerging Markets Equity Fund

Class C CVMCX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	1.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ Aggregate stock selection in South Africa detracted due to exposure to Clicks Group and Capitec and not holding select mining firms as Emerging Markets metals outperformed

↓ Stock selection in Brazil hampered returns, primarily through the positions in industrial automation and electric motor manufacturer WEG and pharmacy retailer Raia Drogasil

↓ An overweight allocation to India detracted as the economy and market have been facing a cyclical slowdown from fiscal consolidation and monetary tightening

↑ Stock selection in Taiwan was the largest contributor led by allocations to Delta Electronics, Wiwynn and Taiwan Semiconductor Manufacturing Company, primary supplier of AI chips

↑ Stock selection in India added to returns, led by positioning in Infosys, zero allocation to Reliance and overweight to Bajaj Finance

↑Overweight allocation to Antofagasta in Chile added to returns due to rising copper prices. Zero allocations to Saudi Arabia and Thailand and overweight to Mexico also helped

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI Emerging Markets Index
9/15	$10,000	$10,000
10/15	$10,670	$10,713
11/15	$10,587	$10,295
12/15	$10,533	$10,066
1/16	$10,001	$9,413
2/16	$9,936	$9,398
3/16	$10,924	$10,641
4/16	$10,840	$10,699
5/16	$10,626	$10,300
6/16	$10,878	$10,711
7/16	$11,325	$11,250
8/16	$11,558	$11,530
9/16	$11,894	$11,678
10/16	$11,856	$11,706
11/16	$11,297	$11,167
12/16	$11,136	$11,192
1/17	$11,668	$11,804
2/17	$11,938	$12,166
3/17	$12,508	$12,473
4/17	$12,900	$12,746
5/17	$13,479	$13,123
6/17	$13,787	$13,255
7/17	$14,347	$14,045
8/17	$14,925	$14,358
9/17	$14,972	$14,301
10/17	$15,355	$14,803
11/17	$15,364	$14,832
12/17	$15,943	$15,365
1/18	$17,044	$16,645
2/18	$16,307	$15,878
3/18	$16,251	$15,582
4/18	$15,681	$15,513
5/18	$15,168	$14,964
6/18	$14,403	$14,342
7/18	$14,627	$14,657
8/18	$14,337	$14,261
9/18	$14,169	$14,185
10/18	$13,021	$12,950
11/18	$13,704	$13,484
12/18	$13,358	$13,126
1/19	$14,445	$14,276
2/19	$14,548	$14,308
3/19	$14,820	$14,428
4/19	$15,260	$14,732
5/19	$13,986	$13,663
6/19	$14,989	$14,515
7/19	$14,801	$14,338
8/19	$14,286	$13,639
9/19	$14,642	$13,899
10/19	$15,242	$14,485
11/19	$15,270	$14,465
12/19	$16,226	$15,544
1/20	$15,373	$14,820
2/20	$14,736	$14,038
3/20	$12,364	$11,876
4/20	$13,414	$12,964
5/20	$13,611	$13,063
6/20	$14,867	$14,023
7/20	$16,292	$15,277
8/20	$16,938	$15,614
9/20	$16,676	$15,364
10/20	$17,210	$15,680
11/20	$18,719	$17,131
12/20	$20,069	$18,390
1/21	$20,444	$18,954
2/21	$20,782	$19,099
3/21	$20,500	$18,810
4/21	$20,500	$19,279
5/21	$20,810	$19,726
6/21	$20,744	$19,760
7/21	$19,657	$18,430
8/21	$19,938	$18,912
9/21	$18,982	$18,161
10/21	$19,160	$18,340
11/21	$18,269	$17,592
12/21	$18,391	$17,923
1/22	$18,251	$17,583
2/22	$17,229	$17,058
3/22	$16,657	$16,672
4/22	$15,279	$15,745
5/22	$15,232	$15,814
6/22	$14,136	$14,764
7/22	$14,548	$14,727
8/22	$14,520	$14,789
9/22	$12,851	$13,055
10/22	$12,608	$12,650
11/22	$14,632	$14,526
12/22	$14,098	$14,322
1/23	$15,551	$15,453
2/23	$14,248	$14,451
3/23	$14,689	$14,888
4/23	$14,464	$14,720
5/23	$14,023	$14,472
6/23	$14,604	$15,022
7/23	$15,335	$15,957
8/23	$14,286	$14,974
9/23	$13,676	$14,582
10/23	$13,226	$14,016
11/23	$14,173	$15,137
12/23	$14,614	$15,729
1/24	$13,920	$14,999
2/24	$14,445	$15,712
3/24	$14,876	$16,102
4/24	$14,857	$16,174
5/24	$15,120	$16,265
6/24	$15,635	$16,907
7/24	$15,701	$16,957
8/24	$15,710	$17,231
9/24	$16,732	$18,381
10/24	$16,048	$17,564
11/24	$15,579	$16,933
12/24	$15,392	$16,910
1/25	$15,607	$17,212
2/25	$15,682	$17,295
3/25	$15,795	$17,405
4/25	$16,067	$17,633
5/25	$16,863	$18,386
6/25	$17,904	$19,491
7/25	$17,894	$19,871
8/25	$18,204	$20,126
9/25	$19,805	$21,566

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	16.64%	3.19%	7.07%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	15.64%	3.19%	7.07%
MSCI Emerging Markets Index (net of foreign withholding taxes)	17.32%	7.01%	7.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,342,929,002
# of Portfolio Holdings	73
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$8,031,031

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	4.8%
United Kingdom	2.0%
Hong Kong	2.4%
Poland	3.2%
South Africa	3.4%
Mexico	4.0%
Brazil	4.6%
South Korea	10.0%
India	19.1%
China	23.1%
Taiwan	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	7.9%
Samsung Electronics Co. Ltd.	4.5%
Alibaba Group Holding Ltd.	4.3%
ICICI Bank Ltd.	2.9%
HDFC Bank Ltd.	2.9%
Delta Electronics, Inc.	2.2%
Mahindra & Mahindra Ltd.	2.0%
Antofagasta PLC	2.0%
KB Financial Group, Inc.	1.8%
Total	45.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective November 11, 2024, (1) Hermes Investment Management Limited was no longer the sub-adviser to the Fund, (2) Calvert Research and Management continues to serve as the adviser to the Fund, with Eric Carlson and Paul Psaila as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CVMCX-TSR-AR

Calvert Emerging Markets Equity Fund

Class I CVMIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↑ Stock selection in Taiwan was the largest contributor led by allocations to Delta Electronics, Wiwynn and Taiwan Semiconductor Manufacturing Company, primary supplier of AI chips

↑ Stock selection in India added to returns, led by positioning in Infosys, zero allocation to Reliance and overweight to Bajaj Finance

↑Overweight allocation to Antofagasta in Chile added to returns due to rising copper prices. Zero allocations to Saudi Arabia and Thailand and overweight to Mexico also helped

↓ Aggregate stock selection in South Africa detracted due to exposure to Clicks Group and Capitec and not holding select mining firms as Emerging Markets metals outperformed

↓ Stock selection in Brazil hampered returns, primarily through the positions in industrial automation and electric motor manufacturer WEG and pharmacy retailer Raia Drogasil

↓ An overweight allocation to India detracted as the economy and market have been facing a cyclical slowdown from fiscal consolidation and monetary tightening

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Emerging Markets Index
9/15	$1,000,000	$1,000,000
12/15	$1,057,584	$1,006,593
3/16	$1,099,040	$1,064,106
6/16	$1,098,119	$1,071,146
9/16	$1,203,140	$1,167,834
12/16	$1,129,831	$1,119,199
3/17	$1,272,918	$1,247,292
6/17	$1,405,784	$1,325,492
9/17	$1,531,218	$1,430,123
12/17	$1,634,993	$1,536,472
3/18	$1,671,326	$1,558,242
6/18	$1,485,002	$1,434,207
9/18	$1,465,438	$1,418,512
12/18	$1,385,998	$1,312,631
3/19	$1,540,626	$1,442,780
6/19	$1,562,312	$1,451,528
9/19	$1,529,312	$1,389,909
12/19	$1,700,009	$1,554,442
3/20	$1,298,275	$1,187,610
6/20	$1,564,198	$1,402,348
9/20	$1,759,842	$1,536,388
12/20	$2,122,863	$1,839,000
3/21	$2,174,361	$1,881,033
6/21	$2,204,878	$1,975,974
9/21	$2,022,728	$1,816,076
12/21	$1,965,177	$1,792,256
3/22	$1,784,515	$1,667,248
6/22	$1,518,327	$1,476,351
9/22	$1,383,792	$1,305,501
12/22	$1,521,397	$1,432,168
3/23	$1,590,156	$1,488,823
6/23	$1,584,345	$1,502,178
9/23	$1,486,534	$1,458,236
12/23	$1,593,332	$1,572,923
3/24	$1,626,567	$1,610,174
6/24	$1,712,587	$1,690,670
9/24	$1,837,708	$1,838,138
12/24	$1,694,753	$1,690,957
3/25	$1,743,933	$1,740,462
6/25	$1,980,982	$1,949,109
9/25	$2,164,917	$2,156,552

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	17.81%	4.23%	8.02%
MSCI Emerging Markets Index (net of foreign withholding taxes)	17.32%	7.01%	7.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,342,929,002
# of Portfolio Holdings	73
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$8,031,031

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	4.8%
United Kingdom	2.0%
Hong Kong	2.4%
Poland	3.2%
South Africa	3.4%
Mexico	4.0%
Brazil	4.6%
South Korea	10.0%
India	19.1%
China	23.1%
Taiwan	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	7.9%
Samsung Electronics Co. Ltd.	4.5%
Alibaba Group Holding Ltd.	4.3%
ICICI Bank Ltd.	2.9%
HDFC Bank Ltd.	2.9%
Delta Electronics, Inc.	2.2%
Mahindra & Mahindra Ltd.	2.0%
Antofagasta PLC	2.0%
KB Financial Group, Inc.	1.8%
Total	45.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective November 11, 2024, (1) Hermes Investment Management Limited was no longer the sub-adviser to the Fund, (2) Calvert Research and Management continues to serve as the adviser to the Fund, with Eric Carlson and Paul Psaila as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CVMIX-TSR-AR

Calvert Emerging Markets Equity Fund

Class R6 CVMRX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.92%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↑ Stock selection in Taiwan was the largest contributor led by allocations to Delta Electronics, Wiwynn and Taiwan Semiconductor Manufacturing Company, primary supplier of AI chips

↑ Stock selection in India added to returns, led by positioning in Infosys, zero allocation to Reliance and overweight to Bajaj Finance

↑Overweight allocation to Antofagasta in Chile added to returns due to rising copper prices. Zero allocations to Saudi Arabia and Thailand and overweight to Mexico also helped

↓ Aggregate stock selection in South Africa detracted due to exposure to Clicks Group and Capitec and not holding select mining firms as Emerging Markets metals outperformed

↓ Stock selection in Brazil hampered returns, primarily through the positions in industrial automation and electric motor manufacturer WEG and pharmacy retailer Raia Drogasil

↓ An overweight allocation to India detracted as the economy and market have been facing a cyclical slowdown from fiscal consolidation and monetary tightening

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI Emerging Markets Index
9/15	$5,000,000	$5,000,000
10/15	$5,345,769	$5,356,669
11/15	$5,304,823	$5,147,718
12/15	$5,287,921	$5,032,967
1/16	$5,025,368	$4,706,457
2/16	$4,993,124	$4,698,757
3/16	$5,495,201	$5,320,531
4/16	$5,458,351	$5,349,447
5/16	$5,357,014	$5,149,902
6/16	$5,490,594	$5,355,729
7/16	$5,716,298	$5,625,239
8/16	$5,840,666	$5,765,038
9/16	$6,015,702	$5,839,168
10/16	$6,001,883	$5,853,091
11/16	$5,725,511	$5,583,667
12/16	$5,649,153	$5,595,997
1/17	$5,923,248	$5,902,227
2/17	$6,067,265	$6,082,905
3/17	$6,364,589	$6,236,459
4/17	$6,568,999	$6,372,996
5/17	$6,870,968	$6,561,409
6/17	$7,028,921	$6,627,460
7/17	$7,326,245	$7,022,520
8/17	$7,628,215	$7,179,160
9/17	$7,656,089	$7,150,614
10/17	$7,860,499	$7,401,285
11/17	$7,874,436	$7,416,142
12/17	$8,174,963	$7,682,360
1/18	$8,752,567	$8,322,652
2/18	$8,375,261	$7,938,817
3/18	$8,351,970	$7,791,208
4/18	$8,063,168	$7,756,737
5/18	$7,806,973	$7,481,885
6/18	$7,420,351	$7,171,035
7/18	$7,536,803	$7,328,563
8/18	$7,397,060	$7,130,405
9/18	$7,322,531	$7,092,561
10/18	$6,730,952	$6,474,923
11/18	$7,093,481	$6,741,753
12/18	$6,918,858	$6,563,155
1/19	$7,489,923	$7,137,809
2/19	$7,546,558	$7,153,857
3/19	$7,697,583	$7,213,897
4/19	$7,928,841	$7,365,763
5/19	$7,272,824	$6,831,293
6/19	$7,806,133	$7,257,642
7/19	$7,711,742	$7,168,896
8/19	$7,452,167	$6,819,364
9/19	$7,640,949	$6,949,544
10/19	$7,961,878	$7,242,584
11/19	$7,990,195	$7,232,619
12/19	$8,497,294	$7,772,211
1/20	$8,054,825	$7,409,912
2/20	$7,726,542	$7,019,164
3/20	$6,489,534	$5,938,052
4/20	$7,046,188	$6,481,823
5/20	$7,155,616	$6,531,608
6/20	$7,821,697	$7,011,740
7/20	$8,578,175	$7,638,322
8/20	$8,930,246	$7,807,164
9/20	$8,797,030	$7,681,942
10/20	$9,087,251	$7,840,213
11/20	$9,896,064	$8,565,335
12/20	$10,616,954	$9,195,002
1/21	$10,827,286	$9,476,901
2/21	$11,013,716	$9,549,386
3/21	$10,875,088	$9,405,166
4/21	$10,884,649	$9,639,333
5/21	$11,061,518	$9,862,873
6/21	$11,032,837	$9,879,870
7/21	$10,468,766	$9,214,970
8/21	$10,626,515	$9,456,175
9/21	$10,124,588	$9,080,380
10/21	$10,229,753	$9,169,938
11/21	$9,766,068	$8,796,233
12/21	$9,833,801	$8,961,281
1/22	$9,771,104	$8,791,653
2/22	$9,226,122	$8,528,869
3/22	$8,931,927	$8,336,239
4/22	$8,198,853	$7,872,524
5/22	$8,184,385	$7,907,186
6/22	$7,600,819	$7,381,757
7/22	$7,827,494	$7,363,623
8/22	$7,822,671	$7,394,364
9/22	$6,930,443	$6,527,506
10/22	$6,800,226	$6,324,838
11/22	$7,904,659	$7,262,924
12/22	$7,624,077	$7,160,839
1/23	$8,417,137	$7,726,269
2/23	$7,716,520	$7,225,279
3/23	$7,964,655	$7,444,113
4/23	$7,847,885	$7,359,751
5/23	$7,619,212	$7,236,135
6/23	$7,940,328	$7,510,890
7/23	$8,339,291	$7,978,453
8/23	$7,779,770	$7,486,978
9/23	$7,453,788	$7,291,178
10/23	$7,215,384	$7,007,880
11/23	$7,740,847	$7,568,721
12/23	$7,990,395	$7,864,615
1/24	$7,611,774	$7,499,432
2/24	$7,906,803	$7,856,198
3/24	$8,152,662	$8,050,871
4/24	$8,147,745	$8,086,893
5/24	$8,300,177	$8,132,570
6/24	$8,590,290	$8,453,348
7/24	$8,634,544	$8,478,505
8/24	$8,644,378	$8,615,394
9/24	$9,214,770	$9,190,688
10/24	$8,845,982	$8,781,948
11/24	$8,600,124	$8,466,411
12/24	$8,499,068	$8,454,784
1/25	$8,627,692	$8,605,873
2/25	$8,677,163	$8,647,566
3/25	$8,751,369	$8,702,308
4/25	$8,909,675	$8,816,666
5/25	$9,359,859	$9,192,806
6/25	$9,943,613	$9,745,543
7/25	$9,948,560	$9,935,472
8/25	$10,126,655	$10,062,913
9/25	$10,863,768	$10,782,758

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	17.90%	4.31%	8.06%
MSCI Emerging Markets Index (net of foreign withholding taxes)	17.32%	7.01%	7.98%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/18 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,342,929,002
# of Portfolio Holdings	73
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$8,031,031

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	4.8%
United Kingdom	2.0%
Hong Kong	2.4%
Poland	3.2%
South Africa	3.4%
Mexico	4.0%
Brazil	4.6%
South Korea	10.0%
India	19.1%
China	23.1%
Taiwan	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	7.9%
Samsung Electronics Co. Ltd.	4.5%
Alibaba Group Holding Ltd.	4.3%
ICICI Bank Ltd.	2.9%
HDFC Bank Ltd.	2.9%
Delta Electronics, Inc.	2.2%
Mahindra & Mahindra Ltd.	2.0%
Antofagasta PLC	2.0%
KB Financial Group, Inc.	1.8%
Total	45.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective November 11, 2024, (1) Hermes Investment Management Limited was no longer the sub-adviser to the Fund, (2) Calvert Research and Management continues to serve as the adviser to the Fund, with Eric Carlson and Paul Psaila as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CVMRX-TSR-AR

Calvert International Equity Fund

Class A CWVGX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.14%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ IMCD, a Dutch specialty chemical formulation and distribution company, hurt returns as macroeconomic headwinds and political uncertainty are leading to a demand downcycle

↓ Novo Nordisk, a Danish pharmaceuticals company, hampered returns due to weaker-than-expected performance from their new obesity drugs

↓ CSL, an Australian biopharmaceutical company, hurt performance amid uncertainty around U.S. tariffs and potential most-favored-nations policy

↓ Among sectors, stock selections and an overweight position in health care and financials, and stock selections in industrials hurt returns

↑ Banco Santander., a Spanish bank, contributed to returns as they have been able to increase net interest income and fee income while reducing costs

↑ KBC Group, a Belgian bank, reported strong earnings with total income, net interest income, and insurance revenues coming in ahead of analysts’ expectations

↑ Safran SA, a French aeroengine maker, aided returns as they benefited from strong dynamics in the commercial aerospace aftermarket, also helped by a lack of new aircraft supply

↑ Among sectors, an underweight to materials, selections within information technology and utilities, and avoiding the real estate and energy sectors helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI EAFE Index
9/15	$10,000	$10,000
10/15	$10,063	$10,782
11/15	$9,833	$10,614
12/15	$9,626	$10,471
1/16	$9,106	$9,714
2/16	$8,763	$9,536
3/16	$9,289	$10,156
4/16	$9,448	$10,450
5/16	$9,442	$10,355
6/16	$8,965	$10,008
7/16	$9,320	$10,515
8/16	$9,332	$10,522
9/16	$9,479	$10,652
10/16	$9,283	$10,434
11/16	$9,026	$10,226
12/16	$9,256	$10,576
1/17	$9,451	$10,882
2/17	$9,488	$11,038
3/17	$9,803	$11,342
4/17	$10,155	$11,631
5/17	$10,387	$12,057
6/17	$10,387	$12,036
7/17	$10,639	$12,383
8/17	$10,557	$12,379
9/17	$10,752	$12,687
10/17	$10,903	$12,879
11/17	$11,035	$13,014
12/17	$11,223	$13,223
1/18	$11,675	$13,887
2/18	$11,184	$13,260
3/18	$11,223	$13,021
4/18	$11,235	$13,318
5/18	$11,165	$13,019
6/18	$10,961	$12,860
7/18	$11,210	$13,176
8/18	$11,146	$12,922
9/18	$11,184	$13,034
10/18	$10,189	$11,996
11/18	$10,463	$11,981
12/18	$9,935	$11,400
1/19	$10,399	$12,149
2/19	$10,845	$12,459
3/19	$11,103	$12,537
4/19	$11,529	$12,890
5/19	$11,013	$12,271
6/19	$11,800	$12,999
7/19	$11,658	$12,834
8/19	$11,529	$12,501
9/19	$11,736	$12,859
10/19	$12,194	$13,321
11/19	$12,471	$13,471
12/19	$12,984	$13,909
1/20	$12,827	$13,619
2/20	$12,162	$12,388
3/20	$10,637	$10,734
4/20	$11,276	$11,428
5/20	$12,038	$11,925
6/20	$12,514	$12,331
7/20	$12,795	$12,619
8/20	$13,427	$13,268
9/20	$13,264	$12,923
10/20	$12,729	$12,407
11/20	$14,554	$14,330
12/20	$15,275	$14,996
1/21	$15,020	$14,837
2/21	$15,301	$15,169
3/21	$15,471	$15,518
4/21	$16,065	$15,985
5/21	$16,738	$16,506
6/21	$16,450	$16,321
7/21	$16,718	$16,444
8/21	$17,084	$16,734
9/21	$16,365	$16,248
10/21	$17,143	$16,648
11/21	$16,346	$15,873
12/21	$17,108	$16,686
1/22	$15,972	$15,879
2/22	$15,393	$15,598
3/22	$15,407	$15,699
4/22	$14,424	$14,683
5/22	$14,459	$14,793
6/22	$13,260	$13,421
7/22	$14,236	$14,089
8/22	$13,093	$13,420
9/22	$11,901	$12,165
10/22	$12,598	$12,819
11/22	$14,180	$14,263
12/22	$13,826	$14,274
1/23	$14,997	$15,430
2/23	$14,583	$15,108
3/23	$15,197	$15,483
4/23	$15,604	$15,920
5/23	$15,232	$15,246
6/23	$15,761	$15,940
7/23	$15,918	$16,456
8/23	$15,025	$15,825
9/23	$14,154	$15,285
10/23	$13,547	$14,665
11/23	$14,868	$16,026
12/23	$15,946	$16,878
1/24	$15,709	$16,975
2/24	$15,960	$17,285
3/24	$16,421	$17,854
4/24	$16,011	$17,397
5/24	$16,810	$18,070
6/24	$16,551	$17,779
7/24	$16,889	$18,300
8/24	$17,616	$18,895
9/24	$17,847	$19,070
10/24	$16,774	$18,033
11/24	$16,695	$17,931
12/24	$16,138	$17,523
1/25	$17,034	$18,444
2/25	$17,275	$18,801
3/25	$16,677	$18,725
4/25	$17,253	$19,583
5/25	$17,966	$20,479
6/25	$18,352	$20,930
7/25	$17,529	$20,637
8/25	$17,966	$21,516
9/25	$18,296	$21,928

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	2.55%	6.65%	6.80%
Class A with 5.25% Maximum Sales Charge	(2.82)%	5.50%	6.22%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$891,244,165
# of Portfolio Holdings	45
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,663,911

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United Kingdom
23.0%
France
17.2%
Switzerland
15.1%
Japan
7.7%
Netherlands
7.4%
Spain
5.3%
United States
3.8%
Germany
3.6%
Hong Kong
3.3%
Singapore
3.1%
Other
10.5%

Value	Value
Other	10.5%
Singapore	3.1%
Hong Kong	3.3%
Germany	3.6%
United States	3.8%
Spain	5.3%
Netherlands	7.4%
Japan	7.7%
Switzerland	15.1%
France	17.2%
United Kingdom	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	5.5%
Nestle SA	4.2%
AstraZeneca PLC	3.9%
Siemens AG	3.6%
Compass Group PLC	3.4%
Reckitt Benckiser Group PLC	3.4%
Safran SA	3.4%
AIA Group Ltd.	3.3%
Iberdrola SA	3.2%
Schneider Electric SE	3.1%
Total	37.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CWVGX-TSR-AR

Calvert International Equity Fund

Class C CWVCX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.89%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ IMCD, a Dutch specialty chemical formulation and distribution company, hurt returns as macroeconomic headwinds and political uncertainty are leading to a demand downcycle

↓ Novo Nordisk, a Danish pharmaceuticals company, hampered returns due to weaker-than-expected performance from their new obesity drugs

↓ CSL, an Australian biopharmaceutical company, hurt performance amid uncertainty around U.S. tariffs and potential most-favored-nations policy

↓ Among sectors, stock selections and an overweight position in health care and financials, and stock selections in industrials hurt returns

↑ Banco Santander., a Spanish bank, contributed to returns as they have been able to increase net interest income and fee income while reducing costs

↑ KBC Group, a Belgian bank, reported strong earnings with total income, net interest income, and insurance revenues coming in ahead of analysts’ expectations

↑ Safran SA, a French aeroengine maker, aided returns as they benefited from strong dynamics in the commercial aerospace aftermarket, also helped by a lack of new aircraft supply

↑ Among sectors, an underweight to materials, selections within information technology and utilities, and avoiding the real estate and energy sectors helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI EAFE Index
9/15	$10,000	$10,000
10/15	$10,616	$10,782
11/15	$10,371	$10,614
12/15	$10,148	$10,471
1/16	$9,589	$9,714
2/16	$9,223	$9,536
3/16	$9,768	$10,156
4/16	$9,932	$10,450
5/16	$9,917	$10,355
6/16	$9,410	$10,008
7/16	$9,783	$10,515
8/16	$9,783	$10,522
9/16	$9,932	$10,652
10/16	$9,723	$10,434
11/16	$9,447	$10,226
12/16	$9,676	$10,576
1/17	$9,874	$10,882
2/17	$9,912	$11,038
3/17	$10,232	$11,342
4/17	$10,597	$11,631
5/17	$10,834	$12,057
6/17	$10,826	$12,036
7/17	$11,077	$12,383
8/17	$10,986	$12,379
9/17	$11,184	$12,687
10/17	$11,329	$12,879
11/17	$11,466	$13,014
12/17	$11,653	$13,223
1/18	$12,115	$13,887
2/18	$11,599	$13,260
3/18	$11,630	$13,021
4/18	$11,630	$13,318
5/18	$11,560	$13,019
6/18	$11,337	$12,860
7/18	$11,584	$13,176
8/18	$11,514	$12,922
9/18	$11,545	$13,034
10/18	$10,514	$11,996
11/18	$10,791	$11,981
12/18	$10,237	$11,400
1/19	$10,709	$12,149
2/19	$11,166	$12,459
3/19	$11,421	$12,537
4/19	$11,847	$12,890
5/19	$11,313	$12,271
6/19	$12,110	$12,999
7/19	$11,963	$12,834
8/19	$11,823	$12,501
9/19	$12,025	$12,859
10/19	$12,489	$13,321
11/19	$12,760	$13,471
12/19	$13,278	$13,909
1/20	$13,107	$13,619
2/20	$12,424	$12,388
3/20	$10,855	$10,734
4/20	$11,500	$11,428
5/20	$12,276	$11,925
6/20	$12,750	$12,331
7/20	$13,022	$12,619
8/20	$13,658	$13,268
9/20	$13,487	$12,923
10/20	$12,936	$12,407
11/20	$14,784	$14,330
12/20	$15,506	$14,996
1/21	$15,235	$14,837
2/21	$15,506	$15,169
3/21	$15,677	$15,518
4/21	$16,267	$15,985
5/21	$16,935	$16,506
6/21	$16,640	$16,321
7/21	$16,896	$16,444
8/21	$17,253	$16,734
9/21	$16,523	$16,248
10/21	$17,292	$16,648
11/21	$16,477	$15,873
12/21	$17,237	$16,686
1/22	$16,079	$15,879
2/22	$15,496	$15,598
3/22	$15,488	$15,699
4/22	$14,496	$14,683
5/22	$14,521	$14,793
6/22	$13,305	$13,421
7/22	$14,280	$14,089
8/22	$13,122	$13,420
9/22	$11,922	$12,165
10/22	$12,614	$12,819
11/22	$14,188	$14,263
12/22	$13,827	$14,274
1/23	$14,984	$15,430
2/23	$14,567	$15,108
3/23	$15,171	$15,483
4/23	$15,562	$15,920
5/23	$15,188	$15,246
6/23	$15,707	$15,940
7/23	$15,843	$16,456
8/23	$14,950	$15,825
9/23	$14,074	$15,285
10/23	$13,462	$14,665
11/23	$14,763	$16,026
12/23	$15,821	$16,878
1/24	$15,582	$16,975
2/24	$15,821	$17,285
3/24	$16,264	$17,854
4/24	$15,846	$17,397
5/24	$16,631	$18,070
6/24	$16,358	$17,779
7/24	$16,690	$18,300
8/24	$17,390	$18,895
9/24	$17,612	$19,070
10/24	$16,545	$18,033
11/24	$16,452	$17,931
12/24	$15,900	$17,523
1/25	$16,766	$18,444
2/25	$16,989	$18,801
3/25	$16,398	$18,725
4/25	$16,955	$19,583
5/25	$17,641	$20,479
6/25	$18,010	$20,930
7/25	$17,195	$20,637
8/25	$17,607	$21,516
9/25	$18,198	$21,928

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	1.78%	5.85%	6.16%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	0.78%	5.85%	6.16%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$891,244,165
# of Portfolio Holdings	45
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,663,911

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	10.5%
Singapore	3.1%
Hong Kong	3.3%
Germany	3.6%
United States	3.8%
Spain	5.3%
Netherlands	7.4%
Japan	7.7%
Switzerland	15.1%
France	17.2%
United Kingdom	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	5.5%
Nestle SA	4.2%
AstraZeneca PLC	3.9%
Siemens AG	3.6%
Compass Group PLC	3.4%
Reckitt Benckiser Group PLC	3.4%
Safran SA	3.4%
AIA Group Ltd.	3.3%
Iberdrola SA	3.2%
Schneider Electric SE	3.1%
Total	37.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CWVCX-TSR-AR

Calvert International Equity Fund

Class I CWVIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.89%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ IMCD, a Dutch specialty chemical formulation and distribution company, hurt returns as macroeconomic headwinds and political uncertainty are leading to a demand downcycle

↓ Novo Nordisk, a Danish pharmaceuticals company, hampered returns due to weaker-than-expected performance from their new obesity drugs

↓ CSL, an Australian biopharmaceutical company, hurt performance amid uncertainty around U.S. tariffs and potential most-favored-nations policy

↓ Among sectors, stock selections and an overweight position in health care and financials, and stock selections in industrials hurt returns

↑ Banco Santander., a Spanish bank, contributed to returns as they have been able to increase net interest income and fee income while reducing costs

↑ KBC Group, a Belgian bank, reported strong earnings with total income, net interest income, and insurance revenues coming in ahead of analysts’ expectations

↑ Safran SA, a French aeroengine maker, aided returns as they benefited from strong dynamics in the commercial aerospace aftermarket, also helped by a lack of new aircraft supply

↑ Among sectors, an underweight to materials, selections within information technology and utilities, and avoiding the real estate and energy sectors helped returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI EAFE Index
9/15	$1,000,000	$1,000,000
12/15	$1,017,415	$1,047,095
3/16	$982,185	$1,015,626
6/16	$948,777	$1,000,776
9/16	$1,004,659	$1,065,169
12/16	$981,772	$1,057,568
3/17	$1,040,742	$1,134,193
6/17	$1,104,102	$1,203,609
9/17	$1,144,251	$1,268,660
12/17	$1,194,900	$1,322,323
3/18	$1,196,176	$1,302,073
6/18	$1,169,381	$1,285,962
9/18	$1,194,262	$1,303,384
12/18	$1,062,230	$1,139,971
3/19	$1,187,731	$1,253,716
6/19	$1,263,420	$1,299,856
9/19	$1,256,951	$1,285,929
12/19	$1,392,194	$1,390,931
3/20	$1,140,317	$1,073,431
6/20	$1,343,127	$1,233,144
9/20	$1,424,251	$1,292,289
12/20	$1,641,590	$1,499,642
3/21	$1,663,925	$1,551,822
6/21	$1,770,342	$1,632,068
9/21	$1,762,460	$1,624,800
12/21	$1,843,258	$1,668,553
3/22	$1,660,612	$1,569,871
6/22	$1,430,380	$1,342,054
9/22	$1,284,123	$1,216,471
12/22	$1,493,533	$1,427,418
3/23	$1,642,743	$1,548,253
6/23	$1,704,436	$1,593,980
9/23	$1,531,553	$1,528,455
12/23	$1,725,928	$1,687,750
3/24	$1,778,799	$1,785,385
6/24	$1,794,009	$1,777,876
9/24	$1,935,965	$1,906,987
12/24	$1,751,729	$1,752,275
3/25	$1,811,172	$1,872,543
6/25	$1,993,904	$2,093,038
9/25	$1,990,234	$2,192,816

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	2.80%	6.92%	7.12%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$891,244,165
# of Portfolio Holdings	45
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,663,911

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	10.5%
Singapore	3.1%
Hong Kong	3.3%
Germany	3.6%
United States	3.8%
Spain	5.3%
Netherlands	7.4%
Japan	7.7%
Switzerland	15.1%
France	17.2%
United Kingdom	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	5.5%
Nestle SA	4.2%
AstraZeneca PLC	3.9%
Siemens AG	3.6%
Compass Group PLC	3.4%
Reckitt Benckiser Group PLC	3.4%
Safran SA	3.4%
AIA Group Ltd.	3.3%
Iberdrola SA	3.2%
Schneider Electric SE	3.1%
Total	37.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CWVIX-TSR-AR

Calvert International Equity Fund

Class R6 CIESX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.85%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ IMCD, a Dutch specialty chemical formulation and distribution company, hurt returns as macroeconomic headwinds and political uncertainty are leading to a demand downcycle

↓ Novo Nordisk, a Danish pharmaceuticals company, hampered returns due to weaker-than-expected performance from their new obesity drugs

↓ CSL, an Australian biopharmaceutical company, hurt performance amid uncertainty around U.S. tariffs and potential most-favored-nations policy

↓ Among sectors, stock selections and an overweight position in health care and financials, and stock selections in industrials hurt returns

↑ Banco Santander., a Spanish bank, contributed to returns as they have been able to increase net interest income and fee income while reducing costs

↑ KBC Group, a Belgian bank, reported strong earnings with total income, net interest income, and insurance revenues coming in ahead of analysts’ expectations

↑ Safran SA, a French aeroengine maker, aided returns as they benefited from strong dynamics in the commercial aerospace aftermarket, also helped by a lack of new aircraft supply

↑ Among sectors, an underweight to materials, selections within information technology and utilities, and avoiding the real estate and energy sectors helped returns

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI EAFE Index
9/15	$5,000,000	$5,000,000
10/15	$5,310,819	$5,390,847
11/15	$5,194,262	$5,306,982
12/15	$5,087,074	$5,235,476
1/16	$4,810,702	$4,856,877
2/16	$4,631,515	$4,767,896
3/16	$4,910,925	$5,078,131
4/16	$4,998,999	$5,225,148
5/16	$4,995,962	$5,177,682
6/16	$4,743,886	$5,003,880
7/16	$4,935,221	$5,257,480
8/16	$4,944,332	$5,261,213
9/16	$5,023,296	$5,325,844
10/16	$4,923,073	$5,216,904
11/16	$4,786,405	$5,113,004
12/16	$4,908,862	$5,287,840
1/17	$5,015,509	$5,441,228
2/17	$5,034,329	$5,519,035
3/17	$5,203,708	$5,670,967
4/17	$5,395,044	$5,815,264
5/17	$5,517,373	$6,028,708
6/17	$5,520,510	$6,018,045
7/17	$5,655,386	$6,191,641
8/17	$5,614,609	$6,189,308
9/17	$5,721,256	$6,343,301
10/17	$5,799,672	$6,439,622
11/17	$5,874,952	$6,507,169
12/17	$5,974,499	$6,611,616
1/18	$6,216,924	$6,943,251
2/18	$5,958,550	$6,629,861
3/18	$5,980,879	$6,510,366
4/18	$5,987,259	$6,659,015
5/18	$5,955,361	$6,509,335
6/18	$5,846,907	$6,429,808
7/18	$5,980,879	$6,588,080
8/18	$5,948,981	$6,460,848
9/18	$5,971,310	$6,516,920
10/18	$5,444,992	$5,998,225
11/18	$5,591,723	$5,990,667
12/18	$5,311,150	$5,699,856
1/19	$5,560,211	$6,074,452
2/19	$5,799,569	$6,229,298
3/19	$5,938,655	$6,268,578
4/19	$6,168,309	$6,444,821
5/19	$5,893,371	$6,135,303
6/19	$6,317,099	$6,499,282
7/19	$6,242,704	$6,416,762
8/19	$6,174,778	$6,250,530
9/19	$6,287,988	$6,429,645
10/19	$6,533,815	$6,660,657
11/19	$6,682,604	$6,735,744
12/19	$6,963,265	$6,954,653
1/20	$6,878,107	$6,809,386
2/20	$6,524,376	$6,193,833
3/20	$5,705,554	$5,367,153
4/20	$6,049,459	$5,713,885
5/20	$6,465,421	$5,962,695
6/20	$6,720,894	$6,165,722
7/20	$6,871,557	$6,309,438
8/20	$7,212,187	$6,633,812
9/20	$7,127,029	$6,461,444
10/20	$6,842,079	$6,203,446
11/20	$7,824,666	$7,165,063
12/20	$8,216,715	$7,498,210
1/21	$8,081,745	$7,418,325
2/21	$8,229,883	$7,584,712
3/21	$8,325,350	$7,759,109
4/21	$8,647,961	$7,992,577
5/21	$9,013,368	$8,253,223
6/21	$8,861,938	$8,160,342
7/21	$9,006,784	$8,221,786
8/21	$9,207,593	$8,366,812
9/21	$8,822,435	$8,123,999
10/21	$9,243,805	$8,323,812
11/21	$8,815,851	$7,936,391
12/21	$9,227,466	$8,342,764
1/22	$8,616,748	$7,939,609
2/22	$8,307,879	$7,799,225
3/22	$8,314,898	$7,849,354
4/22	$7,784,907	$7,341,542
5/22	$7,809,476	$7,396,580
6/22	$7,160,149	$6,710,269
7/22	$7,693,650	$7,044,641
8/22	$7,072,402	$6,710,059
9/22	$6,433,604	$6,082,353
10/22	$6,809,161	$6,409,429
11/22	$7,669,081	$7,131,361
12/22	$7,479,167	$7,137,091
1/23	$8,112,934	$7,715,032
2/23	$7,893,276	$7,554,046
3/23	$8,228,164	$7,741,266
4/23	$8,447,822	$7,959,824
5/23	$8,249,770	$7,622,980
6/23	$8,537,846	$7,969,898
7/23	$8,624,268	$8,227,776
8/23	$8,141,742	$7,912,550
9/23	$7,673,618	$7,642,276
10/23	$7,345,932	$7,332,444
11/23	$8,062,521	$8,013,026
12/23	$8,648,834	$8,438,750
1/24	$8,525,123	$8,487,314
2/24	$8,659,750	$8,642,669
3/24	$8,910,810	$8,926,924
4/24	$8,692,497	$8,698,316
5/24	$9,129,123	$9,035,245
6/24	$8,990,858	$8,889,382
7/24	$9,176,424	$9,150,165
8/24	$9,573,026	$9,447,694
9/24	$9,704,014	$9,534,937
10/24	$9,121,846	$9,016,418
11/24	$9,081,821	$8,965,264
12/24	$8,779,079	$8,761,377
1/25	$9,269,675	$9,221,802
2/25	$9,402,468	$9,400,643
3/25	$9,081,552	$9,362,717
4/25	$9,395,090	$9,791,580
5/25	$9,782,403	$10,239,572
6/25	$9,996,347	$10,465,188
7/25	$9,553,704	$10,318,290
8/25	$9,793,469	$10,758,182
9/25	$9,977,903	$10,964,078

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	2.82%	6.96%	7.15%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%
Footnote	Description
Footnote[1]	Class R6 performance prior to 3/7/19 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$891,244,165
# of Portfolio Holdings	45
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,663,911

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	10.5%
Singapore	3.1%
Hong Kong	3.3%
Germany	3.6%
United States	3.8%
Spain	5.3%
Netherlands	7.4%
Japan	7.7%
Switzerland	15.1%
France	17.2%
United Kingdom	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	5.5%
Nestle SA	4.2%
AstraZeneca PLC	3.9%
Siemens AG	3.6%
Compass Group PLC	3.4%
Reckitt Benckiser Group PLC	3.4%
Safran SA	3.4%
AIA Group Ltd.	3.3%
Iberdrola SA	3.2%
Schneider Electric SE	3.1%
Total	37.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CIESX-TSR-AR

Calvert International Opportunities Fund

Class A CIOAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.32%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE SMID Cap Index (the Index):

↓ Not holding Rheinmetall AG, a defense and automotive technologies firm, detracted from returns as its shares rose 123% on increasing defense spending by European countries

↓ Greggs Plc, a bakery chain in the United Kingdom, detracted from returns as its shares weakened after reporting lower sales volumes due to inflationary concerns

↓ IMCD N.V., a distributor and formulator of specialty chemicals, detracted as its shares declined on weakening U.S. dollar, tariff discussions and softening demand from consumers

↑ Zegona Communications Plc helped returns as it benefited from its 2024 acquisition of Vodafone Spain, and its continuing focus on reinvestment and cost control implementation

↑ Agnico Eagle Mines Ltd. outperformed as historic level increases in gold prices benefitted its revenues and added to its ability to focus on other strategic initiatives

↑ Babcock International Group Plc, an aerospace, defense and nuclear engineering firm, helped return due to increasing defense spending in Europe and securing government contracts

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI EAFE Index	MSCI EAFE SMID Cap Index
9/15	$10,000	$10,000	$10,000
10/15	$9,975	$10,782	$10,676
11/15	$9,826	$10,614	$10,632
12/15	$9,731	$10,471	$10,615
1/16	$9,082	$9,714	$9,826
2/16	$9,001	$9,536	$9,782
3/16	$9,758	$10,156	$10,543
4/16	$9,880	$10,450	$10,789
5/16	$9,981	$10,355	$10,747
6/16	$9,278	$10,008	$10,231
7/16	$9,711	$10,515	$10,857
8/16	$9,853	$10,522	$10,806
9/16	$9,995	$10,652	$11,048
10/16	$9,826	$10,434	$10,722
11/16	$9,616	$10,226	$10,463
12/16	$9,795	$10,576	$10,756
1/17	$10,082	$10,882	$11,152
2/17	$10,294	$11,038	$11,360
3/17	$10,656	$11,342	$11,601
4/17	$11,230	$11,631	$12,040
5/17	$11,729	$12,057	$12,491
6/17	$11,791	$12,036	$12,486
7/17	$12,304	$12,383	$12,908
8/17	$12,345	$12,379	$12,996
9/17	$12,782	$12,687	$13,322
10/17	$12,939	$12,879	$13,574
11/17	$13,289	$13,014	$13,740
12/17	$13,508	$13,223	$14,067
1/18	$14,325	$13,887	$14,759
2/18	$13,763	$13,260	$14,189
3/18	$13,800	$13,021	$13,974
4/18	$13,880	$13,318	$14,208
5/18	$13,865	$13,019	$14,069
6/18	$13,588	$12,860	$13,806
7/18	$13,756	$13,176	$13,987
8/18	$13,690	$12,922	$13,882
9/18	$13,756	$13,034	$13,829
10/18	$12,348	$11,996	$12,513
11/18	$12,294	$11,981	$12,399
12/18	$11,509	$11,400	$11,682
1/19	$12,286	$12,149	$12,592
2/19	$12,603	$12,459	$12,876
3/19	$12,698	$12,537	$12,906
4/19	$13,078	$12,890	$13,293
5/19	$12,389	$12,271	$12,581
6/19	$13,086	$12,999	$13,218
7/19	$12,738	$12,834	$13,097
8/19	$12,532	$12,501	$12,793
9/19	$12,825	$12,859	$13,151
10/19	$13,285	$13,321	$13,740
11/19	$13,839	$13,471	$14,019
12/19	$14,477	$13,909	$14,529
1/20	$14,100	$13,619	$14,162
2/20	$12,978	$12,388	$12,816
3/20	$10,750	$10,734	$10,696
4/20	$11,840	$11,428	$11,707
5/20	$12,906	$11,925	$12,480
6/20	$13,066	$12,331	$12,719
7/20	$13,547	$12,619	$13,096
8/20	$14,357	$13,268	$14,028
9/20	$14,437	$12,923	$13,842
10/20	$14,004	$12,407	$13,381
11/20	$15,423	$14,330	$15,291
12/20	$16,465	$14,996	$16,177
1/21	$16,143	$14,837	$16,108
2/21	$16,312	$15,169	$16,390
3/21	$16,707	$15,518	$16,754
4/21	$17,626	$15,985	$17,351
5/21	$18,061	$16,506	$17,733
6/21	$17,755	$16,321	$17,490
7/21	$18,472	$16,444	$17,726
8/21	$19,020	$16,734	$18,142
9/21	$18,166	$16,248	$17,495
10/21	$18,770	$16,648	$17,768
11/21	$17,892	$15,873	$16,878
12/21	$18,704	$16,686	$17,594
1/22	$16,963	$15,879	$16,293
2/22	$16,339	$15,598	$16,105
3/22	$15,793	$15,699	$16,091
4/22	$14,502	$14,683	$14,972
5/22	$14,424	$14,793	$14,902
6/22	$12,856	$13,421	$13,352
7/22	$14,173	$14,089	$14,173
8/22	$12,995	$13,420	$13,520
9/22	$11,747	$12,165	$12,000
10/22	$12,310	$12,819	$12,563
11/22	$13,956	$14,263	$13,843
12/22	$13,681	$14,274	$13,931
1/23	$14,663	$15,430	$15,059
2/23	$14,228	$15,108	$14,747
3/23	$14,341	$15,483	$14,821
4/23	$14,680	$15,920	$15,150
5/23	$14,176	$15,246	$14,497
6/23	$14,576	$15,940	$14,910
7/23	$15,037	$16,456	$15,625
8/23	$14,350	$15,825	$15,085
9/23	$13,481	$15,285	$14,460
10/23	$12,803	$14,665	$13,638
11/23	$14,237	$16,026	$15,010
12/23	$15,418	$16,878	$16,028
1/24	$14,836	$16,975	$15,851
2/24	$15,039	$17,285	$15,965
3/24	$15,338	$17,854	$16,522
4/24	$14,730	$17,397	$16,021
5/24	$15,330	$18,070	$16,664
6/24	$14,950	$17,779	$16,171
7/24	$16,018	$18,300	$16,956
8/24	$16,406	$18,895	$17,418
9/24	$16,679	$19,070	$17,828
10/24	$15,471	$18,033	$16,743
11/24	$15,779	$17,931	$16,833
12/24	$15,147	$17,523	$16,429
1/25	$15,465	$18,444	$17,052
2/25	$15,501	$18,801	$17,182
3/25	$15,338	$18,725	$17,255
4/25	$16,146	$19,583	$18,246
5/25	$16,890	$20,479	$19,247
6/25	$17,362	$20,930	$19,952
7/25	$16,781	$20,637	$19,841
8/25	$17,335	$21,516	$20,730
9/25	$17,341	$21,928	$21,014

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	3.99%	3.73%	6.23%
Class A with 5.25% Maximum Sales Charge	(1.49)%	2.62%	5.65%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%
MSCI EAFE SMID Cap Index (net of foreign withholding taxes)	17.87%	8.70%	7.70%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$341,912,478
# of Portfolio Holdings	98
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$2,557,300

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Japan
26.4%
United Kingdom
24.0%
Italy
8.5%
Australia
8.3%
Netherlands
5.1%
United States
4.0%
Canada
3.8%
Sweden
3.7%
Switzerland
3.6%
Germany
2.9%
Other
9.7%

Value	Value
Other	9.7%
Germany	2.9%
Switzerland	3.6%
Sweden	3.7%
Canada	3.8%
United States	4.0%
Netherlands	5.1%
Australia	8.3%
Italy	8.5%
United Kingdom	24.0%
Japan	26.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Babcock International Group PLC	2.0%
Diploma PLC	2.0%
Tosei Corp.	1.8%
BAWAG Group AG	1.8%
Hoshino Resorts REIT, Inc.	1.7%
Interpump Group SpA	1.7%
Halma PLC	1.7%
Agnico Eagle Mines Ltd.	1.6%
CAR Group Ltd.	1.6%
FinecoBank Banca Fineco SpA	1.5%
Total	17.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CIOAX-TSR-AR

Calvert International Opportunities Fund

Class C COICX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	2.07%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE SMID Cap Index (the Index):

↓ Not holding Rheinmetall AG, a defense and automotive technologies firm, detracted from returns as its shares rose 123% on increasing defense spending by European countries

↓ Greggs Plc, a bakery chain in the United Kingdom, detracted from returns as its shares weakened after reporting lower sales volumes due to inflationary concerns

↓ IMCD N.V., a distributor and formulator of specialty chemicals, detracted as its shares declined on weakening U.S. dollar, tariff discussions and softening demand from consumers

↑ Zegona Communications Plc helped returns as it benefited from its 2024 acquisition of Vodafone Spain, and its continuing focus on reinvestment and cost control implementation

↑ Agnico Eagle Mines Ltd. outperformed as historic level increases in gold prices benefitted its revenues and added to its ability to focus on other strategic initiatives

↑ Babcock International Group Plc, an aerospace, defense and nuclear engineering firm, helped return due to increasing defense spending in Europe and securing government contracts

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI EAFE Index	MSCI EAFE SMID Cap Index
9/15	$10,000	$10,000	$10,000
10/15	$10,518	$10,782	$10,676
11/15	$10,357	$10,614	$10,632
12/15	$10,243	$10,471	$10,615
1/16	$9,555	$9,714	$9,826
2/16	$9,461	$9,536	$9,782
3/16	$10,250	$10,156	$10,543
4/16	$10,366	$10,450	$10,789
5/16	$10,460	$10,355	$10,747
6/16	$9,722	$10,008	$10,231
7/16	$10,171	$10,515	$10,857
8/16	$10,301	$10,522	$10,806
9/16	$10,446	$10,652	$11,048
10/16	$10,257	$10,434	$10,722
11/16	$10,033	$10,226	$10,463
12/16	$10,213	$10,576	$10,756
1/17	$10,496	$10,882	$11,152
2/17	$10,721	$11,038	$11,360
3/17	$11,083	$11,342	$11,601
4/17	$11,677	$11,631	$12,040
5/17	$12,184	$12,057	$12,491
6/17	$12,249	$12,036	$12,486
7/17	$12,770	$12,383	$12,908
8/17	$12,807	$12,379	$12,996
9/17	$13,249	$12,687	$13,322
10/17	$13,408	$12,879	$13,574
11/17	$13,757	$13,014	$13,740
12/17	$13,981	$13,223	$14,067
1/18	$14,813	$13,887	$14,759
2/18	$14,220	$13,260	$14,189
3/18	$14,251	$13,021	$13,974
4/18	$14,328	$13,318	$14,208
5/18	$14,305	$13,019	$14,069
6/18	$14,012	$12,860	$13,806
7/18	$14,174	$13,176	$13,987
8/18	$14,096	$12,922	$13,882
9/18	$14,166	$13,034	$13,829
10/18	$12,701	$11,996	$12,513
11/18	$12,638	$11,981	$12,399
12/18	$11,831	$11,400	$11,682
1/19	$12,613	$12,149	$12,592
2/19	$12,938	$12,459	$12,876
3/19	$13,021	$12,537	$12,906
4/19	$13,404	$12,890	$13,293
5/19	$12,688	$12,271	$12,581
6/19	$13,396	$12,999	$13,218
7/19	$13,029	$12,834	$13,097
8/19	$12,813	$12,501	$12,793
9/19	$13,104	$12,859	$13,151
10/19	$13,562	$13,321	$13,740
11/19	$14,120	$13,471	$14,019
12/19	$14,769	$13,909	$14,529
1/20	$14,368	$13,619	$14,162
2/20	$13,223	$12,388	$12,816
3/20	$10,941	$10,734	$10,696
4/20	$12,044	$11,428	$11,707
5/20	$13,122	$11,925	$12,480
6/20	$13,273	$12,331	$12,719
7/20	$13,749	$12,619	$13,096
8/20	$14,568	$13,268	$14,028
9/20	$14,635	$12,923	$13,842
10/20	$14,192	$12,407	$13,381
11/20	$15,613	$14,330	$15,291
12/20	$16,666	$14,996	$16,177
1/21	$16,324	$14,837	$16,108
2/21	$16,491	$15,169	$16,390
3/21	$16,875	$15,518	$16,754
4/21	$17,786	$15,985	$17,351
5/21	$18,221	$16,506	$17,733
6/21	$17,903	$16,321	$17,490
7/21	$18,614	$16,444	$17,726
8/21	$19,149	$16,734	$18,142
9/21	$18,279	$16,248	$17,495
10/21	$18,881	$16,648	$17,768
11/21	$17,978	$15,873	$16,878
12/21	$18,784	$16,686	$17,594
1/22	$17,024	$15,879	$16,293
2/22	$16,390	$15,598	$16,105
3/22	$15,836	$15,699	$16,091
4/22	$14,532	$14,683	$14,972
5/22	$14,443	$14,793	$14,902
6/22	$12,871	$13,421	$13,352
7/22	$14,175	$14,089	$14,173
8/22	$12,987	$13,420	$13,520
9/22	$11,727	$12,165	$12,000
10/22	$12,290	$12,819	$12,563
11/22	$13,916	$14,263	$13,843
12/22	$13,639	$14,274	$13,931
1/23	$14,612	$15,430	$15,059
2/23	$14,166	$15,108	$14,747
3/23	$14,264	$15,483	$14,821
4/23	$14,603	$15,920	$15,150
5/23	$14,094	$15,246	$14,497
6/23	$14,478	$15,940	$14,910
7/23	$14,925	$16,456	$15,625
8/23	$14,237	$15,825	$15,085
9/23	$13,362	$15,285	$14,460
10/23	$12,683	$14,665	$13,638
11/23	$14,094	$16,026	$15,010
12/23	$15,249	$16,878	$16,028
1/24	$14,673	$16,975	$15,851
2/24	$14,862	$17,285	$15,965
3/24	$15,150	$17,854	$16,522
4/24	$14,537	$17,397	$16,021
5/24	$15,123	$18,070	$16,664
6/24	$14,745	$17,779	$16,171
7/24	$15,780	$18,300	$16,956
8/24	$16,149	$18,895	$17,418
9/24	$16,410	$19,070	$17,828
10/24	$15,213	$18,033	$16,743
11/24	$15,501	$17,931	$16,833
12/24	$14,878	$17,523	$16,429
1/25	$15,172	$18,444	$17,052
2/25	$15,209	$18,801	$17,182
3/25	$15,034	$18,725	$17,255
4/25	$15,816	$19,583	$18,246
5/25	$16,533	$20,479	$19,247
6/25	$16,992	$20,930	$19,952
7/25	$16,404	$20,637	$19,841
8/25	$16,937	$21,516	$20,730
9/25	$17,191	$21,928	$21,014

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.21%	2.96%	5.56%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.21%	2.96%	5.56%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%
MSCI EAFE SMID Cap Index (net of foreign withholding taxes)	17.87%	8.70%	7.70%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$341,912,478
# of Portfolio Holdings	98
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$2,557,300

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	9.7%
Germany	2.9%
Switzerland	3.6%
Sweden	3.7%
Canada	3.8%
United States	4.0%
Netherlands	5.1%
Australia	8.3%
Italy	8.5%
United Kingdom	24.0%
Japan	26.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Babcock International Group PLC	2.0%
Diploma PLC	2.0%
Tosei Corp.	1.8%
BAWAG Group AG	1.8%
Hoshino Resorts REIT, Inc.	1.7%
Interpump Group SpA	1.7%
Halma PLC	1.7%
Agnico Eagle Mines Ltd.	1.6%
CAR Group Ltd.	1.6%
FinecoBank Banca Fineco SpA	1.5%
Total	17.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

COICX-TSR-AR

Calvert International Opportunities Fund

Class I COIIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.07%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE SMID Cap Index (the Index):

↓ Not holding Rheinmetall AG, a defense and automotive technologies firm, detracted from returns as its shares rose 123% on increasing defense spending by European countries

↓ Greggs Plc, a bakery chain in the United Kingdom, detracted from returns as its shares weakened after reporting lower sales volumes due to inflationary concerns

↓ IMCD N.V., a distributor and formulator of specialty chemicals, detracted as its shares declined on weakening U.S. dollar, tariff discussions and softening demand from consumers

↑ Zegona Communications Plc helped returns as it benefited from its 2024 acquisition of Vodafone Spain, and its continuing focus on reinvestment and cost control implementation

↑ Agnico Eagle Mines Ltd. outperformed as historic level increases in gold prices benefitted its revenues and added to its ability to focus on other strategic initiatives

↑ Babcock International Group Plc, an aerospace, defense and nuclear engineering firm, helped return due to increasing defense spending in Europe and securing government contracts

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI EAFE Index	MSCI EAFE SMID Cap Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,028,582	$1,047,095	$1,061,539
3/16	$1,032,943	$1,015,626	$1,054,265
6/16	$982,786	$1,000,776	$1,023,055
9/16	$1,058,385	$1,065,169	$1,104,833
12/16	$1,038,370	$1,057,568	$1,075,587
3/17	$1,130,621	$1,134,193	$1,160,098
6/17	$1,253,129	$1,203,609	$1,248,564
9/17	$1,359,401	$1,268,660	$1,332,244
12/17	$1,438,229	$1,322,323	$1,406,690
3/18	$1,469,925	$1,302,073	$1,397,408
6/18	$1,448,530	$1,285,962	$1,380,636
9/18	$1,467,548	$1,303,384	$1,382,913
12/18	$1,228,473	$1,139,971	$1,168,203
3/19	$1,355,645	$1,253,716	$1,290,626
6/19	$1,398,901	$1,299,856	$1,321,832
9/19	$1,372,083	$1,285,929	$1,315,135
12/19	$1,549,045	$1,390,931	$1,452,940
3/20	$1,150,819	$1,073,431	$1,069,646
6/20	$1,399,929	$1,233,144	$1,271,904
9/20	$1,547,290	$1,292,289	$1,384,231
12/20	$1,766,488	$1,499,642	$1,617,672
3/21	$1,793,012	$1,551,822	$1,675,387
6/21	$1,907,065	$1,632,068	$1,749,035
9/21	$1,952,155	$1,624,800	$1,749,464
12/21	$2,011,680	$1,668,553	$1,759,379
3/22	$1,699,621	$1,569,871	$1,609,070
6/22	$1,384,700	$1,342,054	$1,335,168
9/22	$1,265,412	$1,216,471	$1,200,015
12/22	$1,474,865	$1,427,418	$1,393,093
3/23	$1,546,880	$1,548,253	$1,482,059
6/23	$1,572,806	$1,593,980	$1,490,991
9/23	$1,455,661	$1,528,455	$1,445,979
12/23	$1,665,463	$1,687,750	$1,602,768
3/24	$1,658,621	$1,785,385	$1,652,171
6/24	$1,617,571	$1,777,876	$1,617,077
9/24	$1,806,206	$1,906,987	$1,782,847
12/24	$1,641,037	$1,752,275	$1,642,881
3/25	$1,662,231	$1,872,543	$1,725,458
6/25	$1,883,256	$2,093,038	$1,995,199
9/25	$1,882,247	$2,192,816	$2,101,370

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	4.21%	3.99%	6.52%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%
MSCI EAFE SMID Cap Index (net of foreign withholding taxes)	17.87%	8.70%	7.70%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$341,912,478
# of Portfolio Holdings	98
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$2,557,300

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	9.7%
Germany	2.9%
Switzerland	3.6%
Sweden	3.7%
Canada	3.8%
United States	4.0%
Netherlands	5.1%
Australia	8.3%
Italy	8.5%
United Kingdom	24.0%
Japan	26.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Babcock International Group PLC	2.0%
Diploma PLC	2.0%
Tosei Corp.	1.8%
BAWAG Group AG	1.8%
Hoshino Resorts REIT, Inc.	1.7%
Interpump Group SpA	1.7%
Halma PLC	1.7%
Agnico Eagle Mines Ltd.	1.6%
CAR Group Ltd.	1.6%
FinecoBank Banca Fineco SpA	1.5%
Total	17.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

COIIX-TSR-AR

Calvert International Opportunities Fund

Class R6 COIRX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$101	0.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE SMID Cap Index (the Index):

↓ Not holding Rheinmetall AG, a defense and automotive technologies firm, detracted from returns as its shares rose 123% on increasing defense spending by European countries

↓ Greggs Plc, a bakery chain in the United Kingdom, detracted from returns as its shares weakened after reporting lower sales volumes due to inflationary concerns

↓ IMCD N.V., a distributor and formulator of specialty chemicals, detracted as its shares declined on weakening U.S. dollar, tariff discussions and softening demand from consumers

↑ Zegona Communications Plc helped returns as it benefited from its 2024 acquisition of Vodafone Spain, and its continuing focus on reinvestment and cost control implementation

↑ Agnico Eagle Mines Ltd. outperformed as historic level increases in gold prices benefitted its revenues and added to its ability to focus on other strategic initiatives

↑ Babcock International Group Plc, an aerospace, defense and nuclear engineering firm, helped return due to increasing defense spending in Europe and securing government contracts

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI EAFE Index	MSCI EAFE SMID Cap Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,267,733	$5,390,847	$5,337,830
11/15	$5,191,238	$5,306,982	$5,316,146
12/15	$5,142,909	$5,235,476	$5,307,695
1/16	$4,801,260	$4,856,877	$4,913,112
2/16	$4,761,279	$4,767,896	$4,890,762
3/16	$5,164,716	$5,078,131	$5,271,327
4/16	$5,230,138	$5,225,148	$5,394,322
5/16	$5,281,022	$5,177,682	$5,373,450
6/16	$4,913,931	$5,003,880	$5,115,274
7/16	$5,146,543	$5,257,480	$5,428,371
8/16	$5,219,235	$5,261,213	$5,403,246
9/16	$5,291,926	$5,325,844	$5,524,164
10/16	$5,204,696	$5,216,904	$5,360,759
11/16	$5,095,659	$5,113,004	$5,231,422
12/16	$5,191,851	$5,287,840	$5,377,935
1/17	$5,343,141	$5,441,228	$5,576,107
2/17	$5,461,222	$5,519,035	$5,679,762
3/17	$5,653,103	$5,670,967	$5,800,491
4/17	$5,959,374	$5,815,264	$6,019,759
5/17	$6,228,745	$6,028,708	$6,245,532
6/17	$6,265,645	$6,018,045	$6,242,818
7/17	$6,538,706	$6,191,641	$6,453,768
8/17	$6,564,536	$6,189,308	$6,497,789
9/17	$6,797,007	$6,343,301	$6,661,220
10/17	$6,885,568	$6,439,622	$6,787,118
11/17	$7,072,281	$6,507,169	$6,870,129
12/17	$7,191,143	$6,611,616	$7,033,448
1/18	$7,626,970	$6,943,251	$7,379,369
2/18	$7,325,853	$6,629,861	$7,094,297
3/18	$7,349,625	$6,510,366	$6,987,040
4/18	$7,393,208	$6,659,015	$7,104,003
5/18	$7,389,246	$6,509,335	$7,034,453
6/18	$7,242,650	$6,429,808	$6,903,178
7/18	$7,333,777	$6,588,080	$6,993,456
8/18	$7,298,119	$6,460,848	$6,941,181
9/18	$7,337,739	$6,516,920	$6,914,564
10/18	$6,584,947	$5,998,225	$6,256,438
11/18	$6,557,621	$5,990,667	$6,199,335
12/18	$6,142,363	$5,699,856	$5,841,013
1/19	$6,557,621	$6,074,452	$6,296,242
2/19	$6,726,320	$6,229,298	$6,437,828
3/19	$6,778,227	$6,268,578	$6,453,129
4/19	$6,985,856	$6,444,821	$6,646,625
5/19	$6,618,179	$6,135,303	$6,290,281
6/19	$6,994,507	$6,499,282	$6,609,160
7/19	$6,808,506	$6,416,762	$6,548,263
8/19	$6,700,366	$6,250,530	$6,396,623
9/19	$6,860,413	$6,429,645	$6,575,676
10/19	$7,102,647	$6,660,657	$6,870,073
11/19	$7,405,440	$6,735,744	$7,009,714
12/19	$7,747,831	$6,954,653	$7,264,698
1/20	$7,545,904	$6,809,386	$7,080,862
2/20	$6,948,904	$6,193,833	$6,408,005
3/20	$5,759,294	$5,367,153	$5,348,232
4/20	$6,343,125	$5,713,885	$5,853,288
5/20	$6,918,176	$5,962,695	$6,239,787
6/20	$7,001,581	$6,165,722	$6,359,521
7/20	$7,260,573	$6,309,438	$6,548,186
8/20	$7,699,544	$6,633,812	$7,014,108
9/20	$7,743,441	$6,461,444	$6,921,155
10/20	$7,515,176	$6,203,446	$6,690,535
11/20	$8,278,985	$7,165,063	$7,645,703
12/20	$8,838,944	$7,498,210	$8,088,362
1/21	$8,666,240	$7,418,325	$8,054,237
2/21	$8,763,663	$7,584,712	$8,194,768
3/21	$8,976,223	$7,759,109	$8,376,934
4/21	$9,472,196	$7,992,577	$8,675,360
5/21	$9,711,325	$8,253,223	$8,866,249
6/21	$9,547,477	$8,160,342	$8,745,177
7/21	$9,937,170	$8,221,786	$8,862,791
8/21	$10,233,868	$8,366,812	$9,070,830
9/21	$9,773,322	$8,123,999	$8,747,320
10/21	$10,105,447	$8,323,812	$8,883,958
11/21	$9,631,615	$7,936,391	$8,439,179
12/21	$10,073,016	$8,342,764	$8,796,896
1/22	$9,140,330	$7,939,609	$8,146,705
2/22	$8,805,519	$7,799,225	$8,052,480
3/22	$8,513,755	$7,849,354	$8,045,350
4/22	$7,820,219	$7,341,542	$7,486,017
5/22	$7,777,172	$7,396,580	$7,450,760
6/22	$6,935,363	$6,710,269	$6,675,842
7/22	$7,648,031	$7,044,641	$7,086,490
8/22	$7,016,674	$6,710,059	$6,759,834
9/22	$6,342,269	$6,082,353	$6,000,073
10/22	$6,653,165	$6,409,429	$6,281,527
11/22	$7,538,022	$7,131,361	$6,921,623
12/22	$7,390,133	$7,137,091	$6,965,467
1/23	$7,925,230	$7,715,032	$7,529,279
2/23	$7,693,837	$7,554,046	$7,373,687
3/23	$7,756,506	$7,741,266	$7,410,297
4/23	$7,944,513	$7,959,824	$7,575,086
5/23	$7,674,554	$7,622,980	$7,248,523
6/23	$7,886,665	$7,969,898	$7,454,956
7/23	$8,142,162	$8,227,776	$7,812,249
8/23	$7,770,968	$7,912,550	$7,542,640
9/23	$7,303,360	$7,642,276	$7,229,894
10/23	$6,936,987	$7,332,444	$6,819,200
11/23	$7,713,119	$8,013,026	$7,504,893
12/23	$8,356,537	$8,438,750	$8,013,841
1/24	$8,047,218	$8,487,314	$7,925,688
2/24	$8,155,234	$8,642,669	$7,982,281
3/24	$8,322,168	$8,926,924	$8,260,853
4/24	$7,993,210	$8,698,316	$8,010,506
5/24	$8,322,168	$9,035,245	$8,332,214
6/24	$8,120,865	$8,889,382	$8,085,386
7/24	$8,700,226	$9,150,165	$8,478,159
8/24	$8,916,258	$9,447,694	$8,709,023
9/24	$9,068,463	$9,534,937	$8,914,236
10/24	$8,410,545	$9,016,418	$8,371,713
11/24	$8,582,390	$8,965,264	$8,416,690
12/24	$8,240,806	$8,761,377	$8,214,403
1/25	$8,413,335	$9,221,802	$8,526,111
2/25	$8,438,707	$9,400,643	$8,590,994
3/25	$8,347,368	$9,362,717	$8,627,289
4/25	$8,793,914	$9,791,580	$9,122,881
5/25	$9,199,865	$10,239,572	$9,623,628
6/25	$9,463,733	$10,465,188	$9,975,996
7/25	$9,144,047	$10,318,290	$9,920,414
8/25	$9,453,585	$10,758,182	$10,364,901
9/25	$9,458,659	$10,964,078	$10,506,852

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	4.30%	4.08%	6.58%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%
MSCI EAFE SMID Cap Index (net of foreign withholding taxes)	17.87%	8.70%	7.70%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/19 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$341,912,478
# of Portfolio Holdings	98
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$2,557,300

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	9.7%
Germany	2.9%
Switzerland	3.6%
Sweden	3.7%
Canada	3.8%
United States	4.0%
Netherlands	5.1%
Australia	8.3%
Italy	8.5%
United Kingdom	24.0%
Japan	26.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Babcock International Group PLC	2.0%
Diploma PLC	2.0%
Tosei Corp.	1.8%
BAWAG Group AG	1.8%
Hoshino Resorts REIT, Inc.	1.7%
Interpump Group SpA	1.7%
Halma PLC	1.7%
Agnico Eagle Mines Ltd.	1.6%
CAR Group Ltd.	1.6%
FinecoBank Banca Fineco SpA	1.5%
Total	17.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

COIRX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Directors has determined that Edward Ramos, an “independent” Director serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2024 and September 30, 2025 by its principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by its principal accountant during such periods.

Fiscal Years Ended	9/30/24	%*	9/30/25	%*
Audit Fees	$157,400	0%	$134,300	0%
Audit-Related Fees(1)	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%

Total	$157,400	0%	$134,300	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/24		Fiscal Year ended 9/30/25
$	%*	$	%*
$18,490	0%	$18,490	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Emerging Markets Equity Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Calvert
Emerging Markets Equity Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Emerging Markets Equity Fund
September 30, 2025
Schedule of Investments

Common Stocks — 99.9%

Security	Shares	Value
Brazil — 4.7%
Itau Unibanco Holding SA, PFC Shares	2,095,938	$ 15,386,030
MercadoLibre, Inc.(1)	5,105	11,930,079
Raia Drogasil SA	3,205,089	11,092,628
Rede D'Or Sao Luiz SA(2)	1,063,825	8,411,058
WEG SA	2,288,705	15,734,645
		$ 62,554,440
Chile — 0.7%
Banco de Chile	61,582,340	$ 9,350,759
		$9,350,759
China — 23.2%
Alibaba Group Holding Ltd.	2,614,400	$58,468,704
Bank of Jiangsu Co. Ltd., Class A	5,034,200	7,095,737
Bank of Ningbo Co. Ltd., Class A	1,599,730	5,943,917
BYD Co. Ltd., Class H	1,082,998	15,307,828
China International Capital Corp. Ltd., Class H(2)	2,082,800	5,699,022
China Merchants Bank Co. Ltd., Class H	3,733,500	22,344,907
Contemporary Amperex Technology Co. Ltd., Class A	169,700	9,624,269
NARI Technology Co. Ltd., Class A	3,779,630	12,212,867
NetEase, Inc.	407,200	12,367,615
Shenzhen Inovance Technology Co. Ltd., Class A	956,883	11,304,772
Tencent Holdings Ltd.	1,247,213	106,274,513
Trip.com Group Ltd. ADR	238,606	17,943,171
Xiaomi Corp., Class B(1)(2)	1,517,800	10,548,628
Yum China Holdings, Inc.	380,305	16,322,691
		$311,458,641
Czech Republic — 0.4%
Komercni Banka AS	111,390	$5,590,291
		$5,590,291
Hong Kong — 2.4%
AIA Group Ltd.	1,637,417	$15,692,943
Hong Kong Exchanges & Clearing Ltd.	298,200	16,928,980
		$32,621,923
Hungary — 0.9%
Richter Gedeon Nyrt	378,755	$11,523,403
		$11,523,403
India — 19.2%
360 ONE WAM Ltd.	547,154	$6,303,092
Avenue Supermarts Ltd.(1)(2)	123,005	6,199,024
Axis Bank Ltd.	908,618	11,575,286
Bajaj Finance Ltd.	1,529,677	17,211,131
CG Power & Industrial Solutions Ltd.	760,606	6,348,486
Colgate-Palmolive India Ltd.	167,710	4,196,509
HDFC Asset Management Co. Ltd.(2)	235,220	14,654,157
HDFC Bank Ltd.	3,660,062	39,223,774
Security	Shares	Value
India (continued)
ICICI Bank Ltd.	2,605,039	$ 39,480,008
IDFC First Bank Ltd.	13,614,823	10,696,432
Lodha Developers Ltd.(2)	572,759	7,326,708
Mahindra & Mahindra Ltd.	709,173	27,370,254
MakeMyTrip Ltd.(1)	120,546	11,283,106
Max Healthcare Institute Ltd.	1,504,686	18,893,177
SBI Life Insurance Co. Ltd.(2)	1,094,784	22,090,574
Shriram Finance Ltd.	866,773	6,010,073
Tata Consultancy Services Ltd.	282,880	9,207,546
		$258,069,337
Indonesia — 0.4%
Cisarua Mountain Dairy Tbk. PT	22,122,800	$6,107,279
		$6,107,279
Malaysia — 1.3%
CIMB Group Holdings Bhd.	10,071,200	$17,597,865
		$17,597,865
Mexico — 4.0%
Grupo Financiero Banorte SAB de CV, Class O	1,587,831	$15,947,239
Kimberly-Clark de Mexico SAB de CV, Class A(3)	5,826,297	12,267,563
Prologis Property Mexico SA de CV	1,700,834	6,965,492
Wal-Mart de Mexico SAB de CV	5,991,685	18,511,455
		$53,691,749
Peru — 0.5%
Credicorp Ltd.	24,945	$6,642,355
		$6,642,355
Poland — 3.2%
Allegro.eu SA(1)(2)	1,815,581	$17,813,830
Budimex SA	41,408	5,805,041
Grupa Kety SA	33,664	8,557,522
Powszechna Kasa Oszczednosci Bank Polski SA	550,238	10,691,496
		$42,867,889
South Africa — 3.4%
AVI Ltd.	2,044,117	$11,718,796
Capitec Bank Holdings Ltd.	83,637	16,876,733
Clicks Group Ltd.	546,265	11,141,092
OUTsurance Group Ltd.	1,489,205	6,183,394
		$45,920,015
South Korea — 10.0%
Hyundai Motor Co.	59,404	$9,106,840
KB Financial Group, Inc.	287,972	23,768,012
Kia Corp.	111,671	8,015,396
NAVER Corp.	76,996	14,774,504
Samsung Electronics Co. Ltd.	1,003,308	60,148,619
SK Hynix, Inc.	76,432	18,947,330
		$134,760,701

1
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Taiwan — 23.6%
Airtac International Group	417,000	$ 10,357,428
Alchip Technologies Ltd.	95,000	10,913,126
ASE Technology Holding Co. Ltd.	1,869,000	10,205,450
Chailease Holding Co. Ltd.	1,610,900	5,903,698
Delta Electronics, Inc.	1,070,000	30,141,998
MediaTek, Inc.	392,000	17,000,929
Taiwan Semiconductor Manufacturing Co. Ltd.	4,626,000	200,943,329
Unimicron Technology Corp.	1,982,000	9,932,792
Wiwynn Corp.	191,000	20,928,100
		$316,326,850
United Kingdom — 2.0%
Antofagasta PLC	719,718	$26,766,246
		$26,766,246
Total Common Stocks (identified cost $922,256,229)		$1,341,849,743

Short-Term Investments — 0.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(4)	9,133,995	$ 9,133,995
Total Short-Term Investments (identified cost $9,133,995)		$ 9,133,995

Total Investments — 100.6% (identified cost $931,390,224)	$1,350,983,738
Other Assets, Less Liabilities — (0.6)%	$ (8,054,736)
Net Assets — 100.0%	$1,342,929,002

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $92,743,001 or 6.9% of the Fund's net assets.
(3)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $3,014,461.
(4)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of September 30, 2025.
At September 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	29.7%
Financials	27.9
Consumer Discretionary	14.4
Communication Services	9.9
Consumer Staples	6.1
Industrials	5.3
Health Care	2.9
Materials	2.6
Real Estate	1.1
Total	99.9%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

2
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $922,256,229) - including $3,014,461 of securities on loan	$1,341,849,743
Investments in securities of affiliated issuers, at value (identified cost $9,133,995)	9,133,995
Cash	1,946
Cash denominated in foreign currency, at value (cost $641,190)	641,564
Receivable for capital shares sold	830,819
Dividends receivable	1,452,937
Dividends receivable - affiliated	41,277
Securities lending income receivable	1,222
Tax reclaims receivable	101,205
Receivable from affiliates	12,247
Directors' deferred compensation plan	774,621
Total assets	$1,354,841,576
Liabilities
Payable for capital shares redeemed	$1,024,964
Payable for foreign capital gains taxes	8,499,359
Payable to affiliates:
Investment advisory fee	787,349
Administrative fee	129,659
Distribution and service fees	48,932
Sub-transfer agency fee	60,000
Directors' deferred compensation plan	774,621
Accrued expenses	587,690
Total liabilities	$11,912,574
Net Assets	$1,342,929,002
Sources of Net Assets
Paid-in capital	$1,136,344,206
Distributable earnings	206,584,796
Net Assets	$1,342,929,002
Class A Shares
Net Assets	$204,344,305
Shares Outstanding	9,384,651
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$21.77
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$22.98
Class C Shares
Net Assets	$10,028,165
Shares Outstanding	481,719
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$20.82
3
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
September 30, 2025
Statement of Assets and Liabilities — continued

September 30, 2025
Class I Shares
Net Assets	$1,003,956,459
Shares Outstanding	45,618,630
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.01
Class R6 Shares
Net Assets	$124,600,073
Shares Outstanding	5,672,920
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$21.96

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $3,778,761)	$25,195,778
Dividend income - affiliated issuers	497,828
Interest income (net of foreign taxes withheld of $84)	950
Securities lending income, net	55,001
Total investment income	$25,749,557
Expenses
Investment advisory fee	$9,259,883
Administrative fee	1,522,173
Distribution and service fees:
Class A	478,635
Class C	101,840
Directors' fees and expenses	68,886
Custodian fees	371,152
Transfer agency fees and expenses	1,718,999
Accounting fees	273,056
Professional fees	132,597
Registration fees	70,776
Reports to shareholders	208,018
Miscellaneous	136,088
Total expenses	$14,342,103
Waiver and/or reimbursement of expenses by affiliates	$(1,228,852)
Net expenses	$13,113,251
Net investment income	$12,636,306
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $3,312,576)	$124,425,599
Foreign currency transactions	(1,500,331)
Net realized gain	$122,925,268
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $261,462)	$58,762,137
Foreign currency	(266,845)
Net change in unrealized appreciation (depreciation)	$58,495,292
Net realized and unrealized gain	$181,420,560
Net increase in net assets from operations	$194,056,866
5
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$12,636,306	$18,472,622
Net realized gain	122,925,268	4,173,588
Net change in unrealized appreciation (depreciation)	58,495,292	341,385,637
Net increase in net assets from operations	$194,056,866	$364,031,847
Distributions to shareholders:
Class A	$(843,421)	$(1,391,955)
Class I	(5,949,225)	(14,179,177)
Class R6	(611,393)	(3,447,607)
Total distributions to shareholders	$(7,404,039)	$(19,018,739)
Capital share transactions:
Class A	$(38,269,414)	$(109,393)
Class C	(3,434,036)	(4,773,208)
Class I	(233,945,880)	(759,629,331)
Class R6	(54,529,376)	(213,990,865)
Net decrease in net assets from capital share transactions	$(330,178,706)	$(978,502,797)
Net decrease in net assets	$(143,525,879)	$(633,489,689)
Net Assets
At beginning of year	$1,486,454,881	$2,119,944,570
At end of year	$1,342,929,002	$1,486,454,881
6
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.60	$15.21	$14.26	$20.98	$18.33
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.14	$0.17	$0.14	$0.12
Net realized and unrealized gain (loss)	3.10	3.37	0.86	(6.79)	2.59
Total income (loss) from operations	$3.25	$3.51	$1.03	$(6.65)	$2.71
Less Distributions
From net investment income	$(0.08)	$(0.12)	$(0.08)	$(0.07)	$(0.06)
Total distributions	$(0.08)	$(0.12)	$(0.08)	$(0.07)	$(0.06)
Net asset value — End of year	$21.77	$18.60	$15.21	$14.26	$20.98
Total Return(2)	17.50%	23.25%	7.22%	(31.79)%	14.70%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$204,344	$214,948	$175,220	$178,282	$290,117
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.34%	1.34%(4)	1.30%	1.29%	1.27%
Net expenses	1.24%(5)	1.28%(4)(5)	1.24%(5)	1.24%(5)	1.24%
Net investment income	0.79%	0.85%	1.08%	0.76%	0.54%
Portfolio Turnover	67%	36%	59%	56%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.04% of average daily nets assets for the year ended September 30, 2024.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
September 30, 2025
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$17.84	$14.59	$13.71	$20.25	$17.78
Income (Loss) From Operations
Net investment income (loss)(1)	$0.00(2)	$0.01	$0.05	$(0.02)	$(0.07)
Net realized and unrealized gain (loss)	2.98	3.24	0.83	(6.52)	2.54
Total income (loss) from operations	$2.98	$3.25	$0.88	$(6.54)	$2.47
Net asset value — End of year	$20.82	$17.84	$14.59	$13.71	$20.25
Total Return(3)	16.64%	22.34%	6.42%	(32.30)%	13.83%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,028	$12,075	$14,341	$19,000	$33,249
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.09%	2.09%(5)	2.05%	2.05%	2.02%
Net expenses	1.99%(6)	2.03%(5)(6)	1.99%(6)	1.99%(6)	1.99%
Net investment income (loss)	0.02%	0.09%	0.30%	(0.09)%	(0.32)%
Portfolio Turnover	67%	36%	59%	56%	36%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense and fees of 0.04% of average daily nets assets for the year ended September 30, 2024.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.79	$15.35	$14.40	$21.21	$18.52
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.17	$0.21	$0.17	$0.16
Net realized and unrealized gain (loss)	3.14	3.42	0.86	(6.82)	2.62
Total income (loss) from operations	$3.33	$3.59	$1.07	$(6.65)	$2.78
Less Distributions
From net investment income	$(0.11)	$(0.15)	$(0.12)	$(0.16)	$(0.09)
Total distributions	$(0.11)	$(0.15)	$(0.12)	$(0.16)	$(0.09)
Net asset value — End of year	$22.01	$18.79	$15.35	$14.40	$21.21
Total Return(2)	17.81%	23.62%	7.42%	(31.59)%	14.94%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,003,956	$1,096,466	$1,598,483	$1,818,889	$3,357,833
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.09%	1.09%(4)	1.05%	1.04%	1.02%
Net expenses	0.99%(5)	1.03%(4)(5)	0.99%(5)	0.99%(5)	0.99%
Net investment income	1.03%	1.05%	1.33%	0.91%	0.71%
Portfolio Turnover	67%	36%	59%	56%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.04% of average daily nets assets for the year ended September 30, 2024.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
September 30, 2025
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.74	$15.32	$14.37	$21.18	$18.49
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.19	$0.22	$0.18	$0.17
Net realized and unrealized gain (loss)	3.12	3.40	0.87	(6.81)	2.62
Total income (loss) from operations	$3.33	$3.59	$1.09	$(6.63)	$2.79
Less Distributions
From net investment income	$(0.11)	$(0.17)	$(0.14)	$(0.18)	$(0.10)
Total distributions	$(0.11)	$(0.17)	$(0.14)	$(0.18)	$(0.10)
Net asset value — End of year	$21.96	$18.74	$15.32	$14.37	$21.18
Total Return(2)	17.90%	23.63%	7.55%	(31.55)%	15.09%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$124,600	$162,966	$331,901	$265,436	$522,879
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.00%	1.04%(4)	0.98%	0.97%	0.94%
Net expenses	0.92%(5)	0.96%(4)(5)	0.92%(5)	0.92%(5)	0.92%
Net investment income	1.12%	1.13%	1.36%	1.00%	0.78%
Portfolio Turnover	67%	36%	59%	56%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.04% of average daily nets assets for the year ended September 30, 2024.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Emerging Markets Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
11

Calvert
Emerging Markets Equity Fund
September 30, 2025
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$62,554,440	$ —	$ —	$62,554,440
Chile	—	9,350,759	—	9,350,759
China	34,265,862	277,192,779	—	311,458,641
Czech Republic	—	5,590,291	—	5,590,291
Hong Kong	—	32,621,923	—	32,621,923
Hungary	—	11,523,403	—	11,523,403
India	11,283,106	246,786,231	—	258,069,337
Indonesia	—	6,107,279	—	6,107,279
Malaysia	—	17,597,865	—	17,597,865
Mexico	53,691,749	—	—	53,691,749
Peru	6,642,355	—	—	6,642,355
Poland	—	42,867,889	—	42,867,889
South Africa	—	45,920,015	—	45,920,015
South Korea	—	134,760,701	—	134,760,701
Taiwan	—	316,326,850	—	316,326,850
United Kingdom	—	26,766,246	—	26,766,246
Total Common Stocks	$168,437,512	$1,173,412,231(1)	$ —	$1,341,849,743
Short-Term Investments	$9,133,995	$ —	$ —	$9,133,995
Total Investments	$177,571,507	$1,173,412,231	$ —	$1,350,983,738

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares.
12

Calvert
Emerging Markets Equity Fund
September 30, 2025
Notes to Financial Statements — continued

Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.73% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2025, the investment advisory fee amounted to $9,259,883.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment advisory fee paid was reduced by $16,550 relating to the Fund’s investment in the Liquidity Fund.
Prior to November 11, 2024, CRM had delegated the investment management of the Fund to Hermes Investment Management Limited (Hermes). CRM paid Hermes a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99%, 0.99% and 0.92% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the year ended September 30, 2025, CRM waived and/or reimbursed expenses of $1,212,302.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended September 30, 2025, CRM was paid administrative fees of $1,522,173.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net
13

Calvert
Emerging Markets Equity Fund
September 30, 2025
Notes to Financial Statements — continued

assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2025 amounted to $478,635 and $101,840 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $2,648 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2025. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by each of Class A and Class C shareholders for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended September 30, 2025 in the amount of $200.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $265,665 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $842,659,538 and $1,184,788,410, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Ordinary income	$7,404,039	$19,018,739
During the year ended September 30, 2025, distributable earnings was decreased by $3,038,536 and paid-in capital was increased by $3,038,536 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$27,161,233
Deferred capital losses	(218,379,068)
Net unrealized appreciation	397,802,631
Distributable earnings	$206,584,796
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $218,379,068 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $218,379,068 are short-term.
14

Calvert
Emerging Markets Equity Fund
September 30, 2025
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$944,683,328
Gross unrealized appreciation	$427,386,938
Gross unrealized depreciation	(21,086,528)
Net unrealized appreciation	$406,300,410
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2025, the total value of securities on loan was $3,014,461 and the total value of collateral received was $3,099,887, comprised of U.S. government and/or agencies securities.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2025. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
7  Affiliated Investments
At September 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $9,133,995, which represents 0.7% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$48,007	$332,938,228	$(323,852,240)	$ —	$ —	$9,133,995	$497,828	9,133,995
15

Calvert
Emerging Markets Equity Fund
September 30, 2025
Notes to Financial Statements — continued

8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	794,654	$14,759,270	3,853,927	$61,294,244
Reinvestment of distributions	19,236	332,407	39,589	627,483
Shares redeemed	(2,982,640)	(53,361,091)	(3,862,884)	(62,031,120)
Net increase (decrease)	(2,168,750)	$(38,269,414)	30,632	$(109,393)
Class C
Shares sold	11,495	$204,173	23,499	$370,670
Shares redeemed	(206,548)	(3,638,209)	(329,826)	(5,143,878)
Net decrease	(195,053)	$(3,434,036)	(306,327)	$(4,773,208)
Class I
Shares sold	6,624,518	$121,819,191	12,340,008	$199,796,622
Reinvestment of distributions	322,798	5,626,362	842,320	13,460,275
Shares redeemed	(19,677,546)	(361,391,433)	(58,948,167)	(972,886,228)
Net decrease	(12,730,230)	$(233,945,880)	(45,765,839)	$(759,629,331)
Class R6
Shares sold	1,901,859	$35,524,772	2,018,121	$32,546,152
Reinvestment of distributions	26,615	462,572	188,977	3,010,411
Shares redeemed	(4,952,731)	(90,516,720)	(15,179,061)	(249,547,428)
Net decrease	(3,024,257)	$(54,529,376)	(12,971,963)	$(213,990,865)
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
16

Calvert
Emerging Markets Equity Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert Emerging Markets Equity Fund and Board of Directors of Calvert World Values Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert Emerging Markets Equity Fund (the “Fund”), one of the funds constituting Calvert World Values Fund, Inc., as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
17

Calvert
Emerging Markets Equity Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $15,291,900, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended September 30, 2025, the Fund paid foreign taxes of $6,488,686 and recognized foreign source income of $31,100,048.
18

Calvert
Emerging Markets Equity Fund
September 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert World Values Fund, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below. The other Directors named herein continue to serve as Directors. The results of the vote with respect to the Calvert World Values Fund, Inc. were as follows:
	Number of Shares
Nominee for Director	For	Withheld
Karen Fang	89,349,079	602,443
Von M. Hughes	88,242,878	1,708,644
Kim M. Keenan	89,326,094	625,428
Eddie Ramos	88,218,090	1,733,432
Carlton M. Waterhouse	88,204,084	1,747,438
Results are rounded to the nearest whole number.
19

Calvert
Emerging Markets Equity Fund
September 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
 Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•	Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
20

Calvert
Emerging Markets Equity Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Emerging Markets Equity Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-year period ended December 31, 2024, while the Fund had underperformed the median of its peer universe for the three- and five-year periods ended December 31, 2024. This data also indicated that the Fund had underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2024. The Board took into account that a new portfolio management team had assumed responsibility for the day-to-day management of the Fund in November 2024 and therefore was not responsible for the Fund’s performance prior to November 2024. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
21

Calvert
Emerging Markets Equity Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
22

CVMAX-NCSR 9.30.25

Calvert
International Equity Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Calvert
International Equity Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
International Equity Fund
September 30, 2025
Schedule of Investments

Common Stocks — 96.7%

Security	Shares	Value
Belgium — 2.5%
KBC Group NV	182,524	$ 21,873,493
		$ 21,873,493
Denmark — 1.3%
Coloplast AS, Class B	129,978	$ 11,202,818
		$ 11,202,818
France — 17.3%
AXA SA	507,169	$ 24,321,309
BNP Paribas SA	251,019	22,958,903
L'Oreal Prime De Fidelite(1)	53,204	23,116,457
L'Oreal SA	3,105	1,349,083
LVMH Moet Hennessy Louis Vuitton SE	38,941	23,963,567
Safran SA	85,917	30,489,284
Schneider Electric SE	100,013	28,150,887
		$154,349,490
Germany — 3.6%
Siemens AG	119,479	$32,256,701
		$32,256,701
Hong Kong — 3.3%
AIA Group Ltd.	3,049,480	$29,226,103
		$29,226,103
India — 2.4%
HDFC Bank Ltd.	1,994,522	$21,374,687
		$21,374,687
Italy — 1.2%
Amplifon SpA(2)	642,681	$10,482,232
		$10,482,232
Japan — 7.7%
BayCurrent, Inc.	154,151	$9,058,986
Keyence Corp.	59,932	22,328,303
Terumo Corp.	781,026	12,884,207
Tokyo Electron Ltd.	139,833	24,787,772
		$69,059,268
Netherlands — 7.4%
ASML Holding NV	50,424	$49,172,826
IMCD NV	165,542	17,158,012
		$66,330,838
Singapore — 3.1%
DBS Group Holdings Ltd.	703,899	$27,915,068
		$27,915,068
Spain — 5.4%
Amadeus IT Group SA	241,865	$19,225,784
Security	Shares	Value
Spain (continued)
Iberdrola SA	1,505,781	$ 28,503,438
		$ 47,729,222
Sweden — 1.6%
Indutrade AB	607,019	$ 13,965,996
		$ 13,965,996
Switzerland — 15.2%
Cie Financiere Richemont SA, Class A	103,562	$ 19,880,413
Lonza Group AG	24,181	16,168,344
Nestle SA	408,652	37,528,652
Roche Holding AG	73,761	24,561,194
Sika AG	97,226	21,832,945
Straumann Holding AG(2)	145,350	15,582,325
		$135,553,873
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	51,180	$14,294,062
		$14,294,062
United Kingdom — 23.1%
AstraZeneca PLC	229,223	$35,117,192
Compass Group PLC	896,746	30,566,247
Halma PLC	421,020	19,598,780
InterContinental Hotels Group PLC	218,974	26,476,219
London Stock Exchange Group PLC	198,383	22,751,167
NatWest Group PLC	2,663,304	18,811,845
Reckitt Benckiser Group PLC	396,196	30,507,860
RELX PLC	471,035	22,505,488
		$206,334,798
Total Common Stocks (identified cost $680,463,062)		$861,948,649

Preferred Stocks — 0.0%

Security	Shares	Value
Mexico — 0.0%
FINAE, Series D(1)(3)(4)	2,597,442	$ 0
		$ 0
United States — 0.0%
Bioceptive, Inc.:
Series A(1)(3)(4)	582,574	$ 0
Series B(1)(3)(4)	40,523	0
		$ 0
Total Preferred Stocks (identified cost $491,304)		$ 0

1
See Notes to Financial Statements.

Calvert
International Equity Fund
September 30, 2025
Schedule of Investments — continued

Venture Capital Limited Partnership Interests — 0.0%†

Security	Value
Africa Renewable Energy Fund LP(1)(3)(4)	$ 131,210
gNet Defta Development Holding LLC(1)(3)(4)(5)	100,302
Total Venture Capital Limited Partnership Interests (identified cost $1,397,005)	$ 231,512

Short-Term Investments — 3.8%

Affiliated Fund — 3.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(6)	31,337,404	$ 31,337,404
Total Affiliated Fund (identified cost $31,337,404)		$ 31,337,404
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(7)	2,289,475	$ 2,289,475
Total Securities Lending Collateral (identified cost $2,289,475)		$ 2,289,475
Total Short-Term Investments (identified cost $33,626,879)		$ 33,626,879

Total Investments — 100.5% (identified cost $715,978,250)	$895,807,040
Other Assets, Less Liabilities — (0.5)%	$ (4,562,875)
Net Assets — 100.0%	$891,244,165

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $10,337,002.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $231,512, which represents less than 0.05% of the net assets of the Fund as of September 30, 2025.
(5)	May be deemed to be an affiliated company (see Note 7).
(6)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of September 30, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.
At September 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	21.2%
Industrials	17.2
Information Technology	14.6
Health Care	14.1
Consumer Discretionary	13.5
Consumer Staples	10.4
Utilities	3.2
Materials	2.5
Venture Capital	0.0*
Total	96.7%

*	Amount is less than 0.05%.

2
See Notes to Financial Statements.

Calvert
International Equity Fund
September 30, 2025
Schedule of Investments — continued

Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund LP	4/17/14 - 5/13/19	$997,005
Bioceptive, Inc., Series A	10/26/12 - 12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
FINAE, Series D	2/28/11 - 11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
		$1,888,309

Abbreviations:
ADR	– American Depositary Receipt
3
See Notes to Financial Statements.

Calvert
International Equity Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $684,240,846) - including $10,337,002 of securities on loan	$864,369,334
Investments in securities of affiliated issuers, at value (identified cost $31,737,404)	31,437,706
Cash	20,626
Cash denominated in foreign currency, at value (cost $648,510)	649,146
Receivable for capital shares sold	436,225
Dividends receivable	818,117
Dividends receivable - affiliated	42,547
Securities lending income receivable	3,091
Tax reclaims receivable	2,515,930
Directors' deferred compensation plan	137,961
Total assets	$900,430,683
Liabilities
Payable for investments purchased	$984,657
Payable for capital shares redeemed	2,465,816
Payable for foreign capital gains taxes	2,317,923
Deposits for securities loaned	2,289,475
Payable to affiliates:
Investment advisory fee	482,375
Administrative fee	87,600
Distribution and service fees	39,248
Sub-transfer agency fee	16,804
Directors' deferred compensation plan	137,961
Other	39,109
Accrued expenses	325,550
Total liabilities	$9,186,518
Net Assets	$891,244,165
Sources of Net Assets
Paid-in capital	$673,733,621
Distributable earnings	217,510,544
Net Assets	$891,244,165
Class A Shares
Net Assets	$175,493,125
Shares Outstanding	6,982,694
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.13
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$26.52
Class C Shares
Net Assets	$3,780,163
Shares Outstanding	180,858
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$20.90
4
See Notes to Financial Statements.

Calvert
International Equity Fund
September 30, 2025
Statement of Assets and Liabilities — continued

September 30, 2025
Class I Shares
Net Assets	$595,847,403
Shares Outstanding	21,970,139
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$27.12
Class R6 Shares
Net Assets	$116,123,474
Shares Outstanding	4,292,648
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$27.05

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
International Equity Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $2,117,720)	$18,574,731
Dividend income - affiliated issuers	170,127
Non-cash dividend income	1,441,580
Interest income	226,798
Securities lending income, net	55,856
Total investment income	$20,469,092
Expenses
Investment advisory fee	$6,222,424
Administrative fee	1,127,986
Distribution and service fees:
Class A	435,225
Class C	38,976
Directors' fees and expenses	51,280
Custodian fees	96,608
Transfer agency fees and expenses	865,304
Accounting fees	194,690
Professional fees	100,779
Registration fees	69,446
Reports to shareholders	120,966
Miscellaneous	100,406
Total expenses	$9,424,090
Waiver and/or reimbursement of expenses by affiliates	$(558,513)
Net expenses	$8,865,577
Net investment income	$11,603,515
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $345,528)	$41,961,544
Foreign currency transactions	58,819
Net realized gain	$42,020,363
Change in unrealized appreciation (depreciation):
Investment securities (including net increase in payable for foreign capital gains taxes of $1,637,041)	$(42,331,227)
Investment securities - affiliated issuers	(17,325)
Foreign currency	131,443
Net change in unrealized appreciation (depreciation)	$(42,217,109)
Net realized and unrealized loss	$(196,746)
Net increase in net assets from operations	$11,406,769
6
See Notes to Financial Statements.

Calvert
International Equity Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$11,603,515	$14,664,257
Net realized gain (loss)	42,020,363	(943,594)
Net change in unrealized appreciation (depreciation)	(42,217,109)	226,895,507
Net increase in net assets from operations	$11,406,769	$240,616,170
Distributions to shareholders:
Class A	$(1,904,065)	$(1,437,960)
Class C	(21,178)	(13,961)
Class I	(8,700,701)	(6,396,921)
Class R6	(1,668,636)	(1,604,353)
Total distributions to shareholders	$(12,294,580)	$(9,453,195)
Capital share transactions:
Class A	$(13,966,298)	$(12,749,960)
Class C	(713,164)	(836,642)
Class I	(144,891,958)	(70,932,013)
Class R6	(61,001,099)	6,645,464
Net decrease in net assets from capital share transactions	$(220,572,519)	$(77,873,151)
Net increase (decrease) in net assets	$(221,460,330)	$153,289,824
Net Assets
At beginning of year	$1,112,704,495	$959,414,671
At end of year	$891,244,165	$1,112,704,495
7
See Notes to Financial Statements.

Calvert
International Equity Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$24.79	$19.82	$17.07	$25.06	$20.35
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.28	$0.21	$0.25	$0.08
Net realized and unrealized gain (loss)	0.34(2)	4.87	3.01	(6.64)	4.67
Total income (loss) from operations	$0.60	$5.15	$3.22	$(6.39)	$4.75
Less Distributions
From net investment income	$(0.26)	$(0.18)	$(0.18)	$(0.23)	$(0.04)
From net realized gain	—	—	(0.29)	(1.37)	—
Total distributions	$(0.26)	$(0.18)	$(0.47)	$(1.60)	$(0.04)
Net asset value — End of year	$25.13	$24.79	$19.82	$17.07	$25.06
Total Return(3)	2.55%	26.09%	18.94%	(27.28)%	23.38%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$175,493	$187,575	$160,617	$140,998	$190,998
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.21%	1.20%	1.20%	1.22%	1.20%
Net expenses	1.14%(5)	1.14%(5)	1.14%(5)	1.14%(5)	1.14%
Net investment income	1.07%	1.25%	1.01%	1.15%	0.34%
Portfolio Turnover	29%	23%	35%	32%	38%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Calvert
International Equity Fund
September 30, 2025
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$20.65	$16.55	$14.31	$21.28	$17.37
Income (Loss) From Operations
Net investment income (loss)(1)	$0.06	$0.09	$0.04	$0.06	$(0.09)
Net realized and unrealized gain (loss)	0.29(2)	4.06	2.54	(5.57)	4.00
Total income (loss) from operations	$0.35	$4.15	$2.58	$(5.51)	$3.91
Less Distributions
From net investment income	$(0.10)	$(0.05)	$(0.05)	$(0.09)	$ —
From net realized gain	—	—	(0.29)	(1.37)	—
Total distributions	$(0.10)	$(0.05)	$(0.34)	$(1.46)	$ —
Net asset value — End of year	$20.90	$20.65	$16.55	$14.31	$21.28
Total Return(3)	1.78%	25.14%	18.05%	(27.85)%	22.51%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,780	$4,473	$4,297	$4,304	$7,485
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.96%	1.95%	1.96%	1.96%	1.95%
Net expenses	1.89%(5)	1.89%(5)	1.89%(5)	1.89%(5)	1.89%
Net investment income (loss)	0.31%	0.49%	0.25%	0.32%	(0.42)%
Portfolio Turnover	29%	23%	35%	32%	38%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
International Equity Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$26.73	$21.35	$18.35	$26.83	$21.77
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.35	$0.29	$0.31	$0.16
Net realized and unrealized gain (loss)	0.38(2)	5.26	3.23	(7.13)	5.00
Total income (loss) from operations	$0.71	$5.61	$3.52	$(6.82)	$5.16
Less Distributions
From net investment income	$(0.32)	$(0.23)	$(0.23)	$(0.29)	$(0.10)
From net realized gain	—	—	(0.29)	(1.37)	—
Total distributions	$(0.32)	$(0.23)	$(0.52)	$(1.66)	$(0.10)
Net asset value — End of year	$27.12	$26.73	$21.35	$18.35	$26.83
Total Return(3)	2.80%	26.41%	19.27%	(27.14)%	23.75%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$595,847	$740,642	$656,696	$416,978	$524,521
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.96%	0.95%	0.95%	0.96%	0.95%
Net expenses	0.89%(5)	0.89%(5)	0.89%(5)	0.89%(5)	0.89%
Net investment income	1.28%	1.47%	1.32%	1.32%	0.63%
Portfolio Turnover	29%	23%	35%	32%	38%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
International Equity Fund
September 30, 2025
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$26.67	$21.31	$18.33	$26.80	$21.76
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.37	$0.29	$0.32	$0.16
Net realized and unrealized gain (loss)	0.39(2)	5.24	3.23	(7.11)	5.00
Total income (loss) from operations	$0.71	$5.61	$3.52	$(6.79)	$5.16
Less Distributions
From net investment income	$(0.33)	$(0.25)	$(0.25)	$(0.31)	$(0.12)
From net realized gain	—	—	(0.29)	(1.37)	—
Total distributions	$(0.33)	$(0.25)	$(0.54)	$(1.68)	$(0.12)
Net asset value — End of year	$27.05	$26.67	$21.31	$18.33	$26.80
Total Return(3)	2.82%	26.46%	19.27%	(27.08)%	23.79%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$116,123	$180,014	$137,804	$127,303	$160,163
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.88%	0.91%	0.92%	0.92%	0.91%
Net expenses	0.85%(5)	0.85%(5)	0.85%(5)	0.85%(5)	0.85%
Net investment income	1.27%	1.54%	1.29%	1.38%	0.63%
Portfolio Turnover	29%	23%	35%	32%	38%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
International Equity Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert International Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks. The Fund invests primarily in equity securities of foreign companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
12

Calvert
International Equity Fund
September 30, 2025
Notes to Financial Statements — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Belgium	$ —	$21,873,493	$ —	$21,873,493
Denmark	—	11,202,818	—	11,202,818
France	—	154,349,490	—	154,349,490
Germany	—	32,256,701	—	32,256,701
Hong Kong	—	29,226,103	—	29,226,103
India	—	21,374,687	—	21,374,687
Italy	—	10,482,232	—	10,482,232
Japan	—	69,059,268	—	69,059,268
Netherlands	—	66,330,838	—	66,330,838
Singapore	—	27,915,068	—	27,915,068
Spain	—	47,729,222	—	47,729,222
Sweden	—	13,965,996	—	13,965,996
Switzerland	—	135,553,873	—	135,553,873
Taiwan	14,294,062	—	—	14,294,062
United Kingdom	—	206,334,798	—	206,334,798
Total Common Stocks	$14,294,062	$847,654,587(2)	$ —	$861,948,649
Preferred Stocks - Venture Capital	$ —	$ —	$0	$0
Venture Capital Limited Partnership Interests	—	—	231,512	231,512
Short-Term Investments:
Affiliated Fund	31,337,404	—	—	31,337,404
Securities Lending Collateral	2,289,475	—	—	2,289,475
Total Investments	$47,920,941	$847,654,587	$231,512	$895,807,040

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance
13

Calvert
International Equity Fund
September 30, 2025
Notes to Financial Statements — continued

with the Fund’s understanding of the applicable country’s tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
14

Calvert
International Equity Fund
September 30, 2025
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $250 million	0.680%
Over $250 million up to and including $500 million	0.665%
Over $500 million	0.650%
For the year ended September 30, 2025, the investment advisory fee amounted to $6,222,424 or 0.66% of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment advisory fee paid was reduced by $5,536 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14%, 1.89%, 0.89% and 0.85% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after February 1, 2026. For the year ended September 30, 2025, CRM and EVAIL waived and/or reimbursed expenses in total of $552,977.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended September 30, 2025, CRM was paid administrative fees of $1,127,986.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2025 amounted to $435,225 and $38,976 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $12,840 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2025. The Fund was also informed that EVD received $21,767 and $167 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $66,236 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected
15

Calvert
International Equity Fund
September 30, 2025
Notes to Financial Statements — continued

by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $269,618,000 and $519,146,203, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Ordinary income	$12,294,580	$9,453,195
During the year ended September 30, 2025, distributable earnings was decreased by $5,381,189 and paid-in capital was increased by $5,381,189 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$10,026,912
Undistributed long-term capital gains	32,960,250
Net unrealized appreciation	174,523,382
Distributable earnings	$217,510,544
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$719,197,604
Gross unrealized appreciation	$208,815,247
Gross unrealized depreciation	(32,205,811)
Net unrealized appreciation	$176,609,436
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
16

Calvert
International Equity Fund
September 30, 2025
Notes to Financial Statements — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2025, the total value of securities on loan was $10,337,002 and the total value of collateral received was $11,070,337, comprised of cash of $2,289,475 and U.S. government and/or agencies securities of $8,780,862.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,289,475	$ —	$ —	$ —	$2,289,475
The carrying amount of the liability for deposits for securities loaned at September 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2025. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At September 30, 2025, the value of the Fund's investment in affiliated companies and in funds that may be deemed to be affiliated was $31,437,706, which represents 3.5% of the Fund's net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)	$ 117,627	$ —	$ —	$ —	$(17,325)	$ 100,302	$ —	—
Short-Term Investments
Liquidity Fund	18,415,052	195,276,082	(182,353,730)	—	—	31,337,404	170,127	31,337,404
Total				$ —	$(17,325)	$31,437,706	$170,127

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
17

Calvert
International Equity Fund
September 30, 2025
Notes to Financial Statements — continued

Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	699,662	$16,518,778	1,014,993	$21,715,684
Reinvestment of distributions	77,809	1,730,480	59,642	1,306,148
Shares redeemed	(1,359,983)	(32,215,556)	(1,613,155)	(35,771,792)
Net decrease	(582,512)	$(13,966,298)	(538,520)	$(12,749,960)
Class C
Shares sold	23,505	$466,494	23,827	$413,729
Reinvestment of distributions	1,137	21,156	757	13,896
Shares redeemed	(60,393)	(1,200,814)	(67,663)	(1,264,267)
Net decrease	(35,751)	$(713,164)	(43,079)	$(836,642)
Class I
Shares sold	4,700,983	$120,423,727	8,784,910	$209,257,343
Reinvestment of distributions	348,543	8,347,609	260,912	6,149,693
Shares redeemed	(10,785,254)	(273,663,294)	(12,099,563)	(286,339,049)
Net decrease	(5,735,728)	$(144,891,958)	(3,053,741)	$(70,932,013)
Class R6
Shares sold	999,720	$25,792,905	1,518,027	$36,249,865
Reinvestment of distributions	61,144	1,460,742	63,130	1,483,558
Shares redeemed	(3,518,457)	(88,254,746)	(1,298,722)	(31,087,959)
Net increase (decrease)	(2,457,593)	$(61,001,099)	282,435	$6,645,464
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
18

Calvert
International Equity Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert International Equity Fund and Board of Directors of Calvert World Values Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert International Equity Fund (the "Fund"), one of the funds constituting Calvert World Values Fund, Inc., as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
19

Calvert
International Equity Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $19,508,308, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended September 30, 2025, the Fund paid foreign taxes of $2,105,461 and recognized foreign source income of $22,470,071.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2025, $37,086,257 or, if subsequently determined to be different, the net capital gain of such year.
20

Calvert
International Equity Fund
September 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert World Values Fund, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below.  The other Directors named herein continue to serve as Directors. The results of the vote with respect to the Calvert World Values Fund, Inc. were as follows:
	Number of Shares
Nominee for Director	For	Withheld
Karen Fang	89,349,079	602,443
Von M. Hughes	88,242,878	1,708,644
Kim M. Keenan	89,326,094	625,428
Eddie Ramos	88,218,090	1,733,432
Carlton M. Waterhouse	88,204,084	1,747,438
Results are rounded to the nearest whole number.
21

Calvert
International Equity Fund
September 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
22

Calvert
International Equity Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert International Equity Fund (the “Fund”), and the investment sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of the Fund’s peer universe for the one-year period ended December 31, 2024, while it had outperformed the median of its peer universe for the three- and five-year periods ended December 31, 2024. This performance data also
23

Calvert
International Equity Fund
September 30, 2025
Board of Directors' Contract Approval — continued

indicated that the Fund had underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2024. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s and Sub-Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser and Sub-Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement, although the Board noted that the sub-advisory fee schedule contained breakpoints. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
24

CWVGX-NCSR 9.30.25

Calvert
International Opportunities Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Calvert
International Opportunities Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
International Opportunities Fund
September 30, 2025
Schedule of Investments

Common Stocks — 97.1%

Security	Shares	Value
Australia — 8.4%
BlueScope Steel Ltd.	136,147	$ 2,045,048
CAR Group Ltd.(1)	224,760	5,466,337
Data#3 Ltd.(1)	661,235	4,019,120
Dexus(1)	969,945	4,605,126
Dicker Data Ltd.(1)	745,809	4,846,040
EBOS Group Ltd.(1)	150,403	2,596,455
Steadfast Group Ltd.	1,278,234	5,009,337
		$ 28,587,463
Austria — 1.8%
BAWAG Group AG(2)	46,545	$6,136,170
		$6,136,170
Belgium — 2.6%
Elia Group SA	24,705	$2,854,195
KBC Group NV	28,842	3,456,396
VGP NV(1)	21,564	2,418,684
		$8,729,275
Canada — 3.8%
Agnico Eagle Mines Ltd.	33,552	$5,651,066
Descartes Systems Group, Inc.(3)	29,621	2,789,061
Lumine Group, Inc.(3)(4)	79,470	2,343,500
TMX Group Ltd.	61,481	2,351,978
		$13,135,605
France — 1.0%
IPSOS SA	72,583	$3,243,114
		$3,243,114
Germany — 2.9%
Innoscripta SE(3)	13,434	$1,851,488
Jenoptik AG	117,444	2,383,718
LEG Immobilien SE	28,165	2,244,687
Pfisterer Holding SE(3)	25,153	2,128,754
Schott Pharma AG & Co. KGaA	58,036	1,445,099
		$10,053,746
Ireland — 0.8%
Kerry Group PLC, Class A	29,826	$2,692,623
		$2,692,623
Italy — 8.6%
Amplifon SpA(1)	207,290	$3,380,934
BFF Bank SpA(2)(3)	328,302	4,217,874
DiaSorin SpA	26,097	2,318,477
FinecoBank Banca Fineco SpA	246,416	5,348,127
Interpump Group SpA	124,849	5,739,020
Moncler SpA	81,388	4,789,958
Security	Shares	Value
Italy (continued)
Reply SpA	25,381	$ 3,623,011
		$ 29,417,401
Japan — 26.8%
As One Corp.	283,164	$ 4,702,160
Asahi Intecc Co. Ltd.	258,687	4,203,755
Azbil Corp.(1)	457,657	4,339,329
BayCurrent, Inc.	38,261	2,248,483
Chiba Bank Ltd.(1)	376,211	3,943,613
Cosmos Pharmaceutical Corp.	54,342	3,175,392
Daiseki Co. Ltd.	149,919	3,463,048
Fuji Corp.	201,763	3,674,892
Fukuoka Financial Group, Inc.	89,753	2,684,388
Funai Soken Holdings, Inc.	149,020	2,600,160
Goldwin, Inc.(1)	263,094	4,475,731
Hikari Tsushin, Inc.	13,226	3,684,348
Hoshino Resorts REIT, Inc.	3,151	5,739,315
Japan Exchange Group, Inc.	221,850	2,477,393
JMDC, Inc.(1)	86,704	2,628,320
Kotobuki Spirits Co. Ltd.	248,434	3,043,414
LaSalle Logiport REIT	3,749	3,637,207
Makita Corp.	110,282	3,574,393
NOF Corp.	124,827	2,178,058
Relo Group, Inc.(1)	313,890	3,785,147
Riken Keiki Co. Ltd.(1)	136,034	2,866,774
Sanwa Holdings Corp.	126,395	3,613,441
SUMCO Corp.	380,337	4,044,035
Tosei Corp.	263,453	6,191,364
USS Co. Ltd.	392,369	4,504,637
		$91,478,797
Luxembourg — 0.3%
APERAM SA	27,253	$889,578
		$889,578
Netherlands — 5.2%
BE Semiconductor Industries NV	20,759	$3,108,258
Euronext NV(2)	27,526	4,120,959
IMCD NV(1)	40,660	4,214,307
NN Group NV	55,813	3,935,796
Topicus.com, Inc.(3)	22,491	2,412,001
		$17,791,321
Norway — 1.1%
Norsk Hydro ASA	121,945	$829,118
SmartCraft ASA(3)	1,132,328	3,094,824
		$3,923,942
Singapore — 1.2%
Daiwa House Logistics Trust	9,399,237	$4,228,545
		$4,228,545

1
See Notes to Financial Statements.

Calvert
International Opportunities Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Spain — 1.0%
Inmobiliaria Colonial Socimi SA	539,377	$ 3,529,017
		$ 3,529,017
Sweden — 3.8%
AddTech AB, Class B	99,513	$ 3,237,181
Boliden AB(3)	37,660	1,537,219
Lagercrantz Group AB, Class B	78,247	1,687,531
Sweco AB, Class B	218,086	3,642,877
Thule Group AB(2)	114,580	2,819,376
		$12,924,184
Switzerland — 3.6%
Cicor Technologies Ltd.(3)	7,442	$1,717,774
Galenica AG(1)(2)	19,665	2,140,699
Interroll Holding AG	1,182	3,704,351
Straumann Holding AG	21,027	2,254,211
VZ Holding AG	11,939	2,504,232
		$12,321,267
United Kingdom — 24.2%
Allfunds Group PLC	456,869	$3,410,150
Babcock International Group PLC	381,560	6,864,447
Cerillion PLC	141,434	2,873,308
Compass Group PLC	95,680	3,261,323
Cranswick PLC	57,617	3,894,927
Diploma PLC	94,852	6,789,141
DiscoverIE Group PLC	498,128	3,978,230
Games Workshop Group PLC	19,323	3,787,054
Greggs PLC(1)	83,931	1,816,572
Halma PLC	122,897	5,720,942
Hilton Food Group PLC	374,982	3,374,346
Howden Joinery Group PLC	378,823	4,309,822
ICG PLC	107,364	3,223,437
InterContinental Hotels Group PLC	30,803	3,724,401
JTC PLC(2)	199,477	3,553,599
Metlen Energy & Metals PLC(3)	5,716	317,760
Premier Foods PLC	1,131,956	2,919,296
Savills PLC	349,683	4,496,216
Supermarket Income REIT PLC(1)	1,680,599	1,775,701
Volution Group PLC	561,431	4,782,492
Wise PLC, Class A(3)	339,089	4,727,001
Zegona Communications PLC(3)	197,046	3,265,056
		$82,865,221
Total Common Stocks (identified cost $267,525,095)		$331,947,269

Short-Term Investments — 4.1%

Affiliated Fund — 2.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(5)	9,051,841	$ 9,051,841
Total Affiliated Fund (identified cost $9,051,841)		$ 9,051,841
Securities Lending Collateral — 1.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(6)	4,944,961	$ 4,944,961
Total Securities Lending Collateral (identified cost $4,944,961)		$ 4,944,961
Total Short-Term Investments (identified cost $13,996,802)		$ 13,996,802

Total Investments — 101.2% (identified cost $281,521,897)	$345,944,071
Other Assets, Less Liabilities — (1.2)%	$ (4,031,593)
Net Assets — 100.0%	$341,912,478

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $29,918,080.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $22,988,677 or 6.7% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of these securities is $2,343,500 or 0.7% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of September 30, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

2
See Notes to Financial Statements.

Calvert
International Opportunities Fund
September 30, 2025
Schedule of Investments — continued

At September 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	21.2%
Financials	17.9
Information Technology	15.7
Real Estate	12.5
Consumer Discretionary	8.5
Health Care	7.5
Consumer Staples	5.6
Materials	3.9
Communication Services	3.5
Utilities	0.8
Total	97.1%
3
See Notes to Financial Statements.

Calvert
International Opportunities Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $272,470,056) - including $29,918,080 of securities on loan	$336,892,230
Investments in securities of affiliated issuers, at value (identified cost $9,051,841)	9,051,841
Cash denominated in foreign currency, at value (cost $88,331)	88,761
Receivable for investments sold	1,815,811
Receivable for capital shares sold	232,475
Dividends receivable	803,306
Dividends receivable - affiliated	27,256
Securities lending income receivable	3,711
Tax reclaims receivable	290,607
Directors' deferred compensation plan	184,922
Total assets	$349,390,920
Liabilities
Payable for investments purchased	$775,726
Payable for capital shares redeemed	1,168,533
Deposits for securities loaned	4,944,961
Payable to affiliates:
Investment advisory fee	211,608
Administrative fee	34,007
Distribution and service fees	15,353
Sub-transfer agency fee	5,860
Directors' deferred compensation plan	184,922
Accrued expenses	137,472
Total liabilities	$7,478,442
Net Assets	$341,912,478
Sources of Net Assets
Paid-in capital	$310,827,379
Distributable earnings	31,085,099
Net Assets	$341,912,478
Class A Shares
Net Assets	$64,054,394
Shares Outstanding	3,351,862
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$19.11
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$20.17
Class C Shares
Net Assets	$2,564,023
Shares Outstanding	139,192
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$18.42
4
See Notes to Financial Statements.

Calvert
International Opportunities Fund
September 30, 2025
Statement of Assets and Liabilities — continued

September 30, 2025
Class I Shares
Net Assets	$198,845,906
Shares Outstanding	10,660,135
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.65
Class R6 Shares
Net Assets	$76,448,155
Shares Outstanding	4,101,393
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.64

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
International Opportunities Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $615,078)	$7,253,811
Dividend income - affiliated issuers	230,713
Interest income	264
Securities lending income, net	57,713
Total investment income	$7,542,501
Expenses
Investment advisory fee	$2,565,125
Administrative fee	410,420
Distribution and service fees:
Class A	158,213
Class C	31,677
Directors' fees and expenses	18,888
Custodian fees	52,652
Transfer agency fees and expenses	272,995
Accounting fees	79,649
Professional fees	63,319
Registration fees	61,269
Reports to shareholders	51,764
Miscellaneous	26,339
Total expenses	$3,792,310
Waiver and/or reimbursement of expenses by affiliates	$(7,825)
Net expenses	$3,784,485
Net investment income	$3,758,016
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$15,530,161
Foreign currency transactions	(3,088)
Net realized gain	$15,527,073
Change in unrealized appreciation (depreciation):
Investment securities	$(7,568,007)
Foreign currency	3,450
Net change in unrealized appreciation (depreciation)	$(7,564,557)
Net realized and unrealized gain	$7,962,516
Net increase in net assets from operations	$11,720,532
6
See Notes to Financial Statements.

Calvert
International Opportunities Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,758,016	$4,394,016
Net realized gain (loss)	15,527,073	(5,886,051)
Net change in unrealized appreciation (depreciation)	(7,564,557)	82,446,850
Net increase in net assets from operations	$11,720,532	$80,954,815
Distributions to shareholders:
Class A	$(1,699,473)	$(989,981)
Class C	(67,504)	(29,909)
Class I	(6,081,526)	(4,265,114)
Class R6	(2,344,304)	(1,529,814)
Total distributions to shareholders	$(10,192,807)	$(6,814,818)
Capital share transactions:
Class A	$(5,823,501)	$(5,475,719)
Class C	(1,108,698)	(541,574)
Class I	(21,914,369)	(45,000,987)
Class R6	(11,869,939)	(12,548,624)
Net decrease in net assets from capital share transactions	$(40,716,507)	$(63,566,904)
Net increase (decrease) in net assets	$(39,188,782)	$10,573,093
Net Assets
At beginning of year	$381,101,260	$370,528,167
At end of year	$341,912,478	$381,101,260
7
See Notes to Financial Statements.

Calvert
International Opportunities Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.91	$15.51	$13.56	$22.54	$18.01
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.17	$0.20	$0.21	$0.08
Net realized and unrealized gain (loss)	0.52	3.49	1.80	(7.63)	4.56
Total income (loss) from operations	$0.68	$3.66	$2.00	$(7.42)	$4.64
Less Distributions
From net investment income	$(0.48)	$(0.26)	$(0.05)	$(0.27)	$(0.11)
From net realized gain	—	—	—	(1.29)	—
Total distributions	$(0.48)	$(0.26)	$(0.05)	$(1.56)	$(0.11)
Net asset value — End of year	$19.11	$18.91	$15.51	$13.56	$22.54
Total Return(2)	3.99%	23.72%	14.76%	(35.33)%	25.83%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$64,054	$69,301	$61,860	$60,335	$92,236
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.32%	1.33%	1.31%	1.32%	1.30%
Net expenses	1.32%(4)	1.33%(4)	1.31%(4)	1.32%(4)	1.30%
Net investment income	0.90%	1.00%	1.24%	1.14%	0.36%
Portfolio Turnover	36%	31%	33%	48%	54%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Calvert
International Opportunities Fund
September 30, 2025
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.23	$14.96	$13.13	$21.87	$17.51
Income (Loss) From Operations
Net investment income (loss)(1)	$0.02	$0.04	$0.08	$0.07	$(0.08)
Net realized and unrealized gain (loss)	0.52	3.36	1.75	(7.42)	4.44
Total income (loss) from operations	$0.54	$3.40	$1.83	$(7.35)	$4.36
Less Distributions
From net investment income	$(0.35)	$(0.13)	$ —	$(0.10)	$ —
From net realized gain	—	—	—	(1.29)	—
Total distributions	$(0.35)	$(0.13)	$ —	$(1.39)	$ —
Net asset value — End of year	$18.42	$18.23	$14.96	$13.13	$21.87
Total Return(2)	3.21%	22.81%	13.94%	(35.84)%	24.90%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,564	$3,670	$3,507	$3,583	$6,260
Ratios (as a percentage of average daily net assets):(3)
Total expenses	2.07%	2.08%	2.06%	2.07%	2.05%
Net expenses	2.07%(4)	2.08%(4)	2.06%(4)	2.07%(4)	2.05%
Net investment income (loss)	0.11%	0.24%	0.48%	0.37%	(0.40)%
Portfolio Turnover	36%	31%	33%	48%	54%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
International Opportunities Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.48	$15.16	$13.26	$22.08	$17.64
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.20	$0.24	$0.25	$0.13
Net realized and unrealized gain (loss)	0.50	3.42	1.75	(7.46)	4.47
Total income (loss) from operations	$0.70	$3.62	$1.99	$(7.21)	$4.60
Less Distributions
From net investment income	$(0.53)	$(0.30)	$(0.09)	$(0.32)	$(0.16)
From net realized gain	—	—	—	(1.29)	—
Total distributions	$(0.53)	$(0.30)	$(0.09)	$(1.61)	$(0.16)
Net asset value — End of year	$18.65	$18.48	$15.16	$13.26	$22.08
Total Return(2)	4.21%	24.08%	15.03%	(35.18)%	26.17%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$198,846	$220,030	$221,591	$189,082	$348,044
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.07%	1.08%	1.06%	1.06%	1.05%
Net expenses	1.07%(4)	1.08%(4)	1.06%(4)	1.06%(4)	1.05%
Net investment income	1.13%	1.20%	1.54%	1.37%	0.62%
Portfolio Turnover	36%	31%	33%	48%	54%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
International Opportunities Fund
September 30, 2025
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.47	$15.15	$13.26	$22.07	$17.64
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.22	$0.24	$0.27	$0.14
Net realized and unrealized gain (loss)	0.50	3.41	1.77	(7.45)	4.46
Total income (loss) from operations	$0.71	$3.63	$2.01	$(7.18)	$4.60
Less Distributions
From net investment income	$(0.54)	$(0.31)	$(0.12)	$(0.34)	$(0.17)
From net realized gain	—	—	—	(1.29)	—
Total distributions	$(0.54)	$(0.31)	$(0.12)	$(1.63)	$(0.17)
Net asset value — End of year	$18.64	$18.47	$15.15	$13.26	$22.07
Total Return(2)	4.30%	24.17%	15.15%	(35.11)%	26.21%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$76,448	$88,100	$83,569	$86,404	$68,492
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.99%	1.00%	0.99%	0.99%	0.97%
Net expenses	0.99%(4)	1.00%(4)	0.99%(4)	0.99%(4)	0.97%
Net investment income	1.21%	1.31%	1.53%	1.56%	0.69%
Portfolio Turnover	36%	31%	33%	48%	54%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
International Opportunities Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert International Opportunities Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
12

Calvert
International Opportunities Fund
September 30, 2025
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$28,587,463	$ —	$28,587,463
Austria	—	6,136,170	—	6,136,170
Belgium	—	8,729,275	—	8,729,275
Canada	13,135,605	—	—	13,135,605
France	—	3,243,114	—	3,243,114
Germany	—	10,053,746	—	10,053,746
Ireland	—	2,692,623	—	2,692,623
Italy	—	29,417,401	—	29,417,401
Japan	—	91,478,797	—	91,478,797
Luxembourg	—	889,578	—	889,578
Netherlands	2,412,001	15,379,320	—	17,791,321
Norway	—	3,923,942	—	3,923,942
Singapore	—	4,228,545	—	4,228,545
Spain	—	3,529,017	—	3,529,017
Sweden	—	12,924,184	—	12,924,184
Switzerland	—	12,321,267	—	12,321,267
United Kingdom	317,760	82,547,461	—	82,865,221
Total Common Stocks	$15,865,366	$316,081,903(1)	$ —	$331,947,269
Short-Term Investments:
Affiliated Fund	$9,051,841	$ —	$ —	$9,051,841
Securities Lending Collateral	4,944,961	—	—	4,944,961
Total Investments	$29,862,168	$316,081,903	$ —	$345,944,071

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
13

Calvert
International Opportunities Fund
September 30, 2025
Notes to Financial Statements — continued

E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2025, the investment advisory fee amounted to $2,565,125.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), in rendering investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment advisory fee paid was reduced by $7,825 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.34%, 2.09%, 1.09% and 1.05% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after February 1, 2026. For the year ended September 30, 2025, no expenses were waived and/or reimbursed by CRM and EVAIL.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended September 30, 2025, CRM was paid administrative fees of $410,420.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for
14

Calvert
International Opportunities Fund
September 30, 2025
Notes to Financial Statements — continued

personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2025 amounted to $158,213 and $31,677 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $4,798 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2025. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by each of Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $22,972 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $120,883,364 and $172,242,200, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Ordinary income	$10,192,807	$6,814,818
During the year ended September 30, 2025, distributable earnings was decreased by $1,309,339 and paid-in capital was increased by $1,309,339 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$9,868,496
Deferred capital losses	(33,063,966)
Net unrealized appreciation	54,280,569
Distributable earnings	$31,085,099
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $33,063,966 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $28,424,216 are short-term and $4,639,750 are long-term.
15

Calvert
International Opportunities Fund
September 30, 2025
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$291,683,049
Gross unrealized appreciation	$71,323,848
Gross unrealized depreciation	(17,062,826)
Net unrealized appreciation	$54,261,022
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2025, the total value of securities on loan was $29,918,080 and the total value of collateral received was $31,847,878, comprised of cash of $4,944,961 and U.S. government and/or agencies securities of $26,902,917.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,944,961	$ —	$ —	$ —	$4,944,961
The carrying amount of the liability for deposits for securities loaned at September 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2025. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
16

Calvert
International Opportunities Fund
September 30, 2025
Notes to Financial Statements — continued

7  Affiliated Investments
At September 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $9,051,841, which represents 2.7% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,838,250	$105,089,007	$(97,875,416)	$ —	$ —	$9,051,841	$230,713	9,051,841
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	397,962	$7,091,976	474,733	$8,003,858
Reinvestment of distributions	99,748	1,653,832	55,457	957,737
Shares redeemed	(810,378)	(14,569,309)	(855,076)	(14,437,314)
Net decrease	(312,668)	$(5,823,501)	(324,886)	$(5,475,719)
Class C
Shares sold	4,717	$80,362	10,175	$166,734
Reinvestment of distributions	3,476	55,894	1,504	25,195
Shares redeemed	(70,288)	(1,244,954)	(44,864)	(733,503)
Net decrease	(62,095)	$(1,108,698)	(33,185)	$(541,574)
Class I
Shares sold	2,520,412	$43,161,938	3,289,630	$54,114,118
Reinvestment of distributions	314,161	5,073,696	218,017	3,671,411
Shares redeemed	(4,082,203)	(70,150,003)	(6,217,329)	(102,786,516)
Net decrease	(1,247,630)	$(21,914,369)	(2,709,682)	$(45,000,987)
Class R6
Shares sold	344,148	$5,950,603	348,669	$5,734,863
Reinvestment of distributions	145,338	2,344,304	90,952	1,529,814
Shares redeemed	(1,159,090)	(20,164,846)	(1,186,151)	(19,813,301)
Net decrease	(669,604)	$(11,869,939)	(746,530)	$(12,548,624)
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.
17

Calvert
International Opportunities Fund
September 30, 2025
Notes to Financial Statements — continued

Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
18

Calvert
International Opportunities Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert International Opportunities Fund and Board of Directors of Calvert World Values Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert International Opportunities Fund (the "Fund"), one of the funds constituting Calvert World Values Fund, Inc., as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
19

Calvert
International Opportunities Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $6,403,082, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended September 30, 2025, the Fund paid foreign taxes of $434,683 and recognized foreign source income of $7,837,666.
20

Calvert
International Opportunities Fund
September 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert World Values Fund, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below.  The other Directors named herein continue to serve as Directors. The results of the vote with respect to the Calvert World Values Fund, Inc. were as follows:
	Number of Shares
Nominee for Director	For	Withheld
Karen Fang	89,349,079	602,443
Von M. Hughes	88,242,878	1,708,644
Kim M. Keenan	89,326,094	625,428
Eddie Ramos	88,218,090	1,733,432
Carlton M. Waterhouse	88,204,084	1,747,438
Results are rounded to the nearest whole number.
21

Calvert
International Opportunities Fund
September 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
22

Calvert
International Opportunities Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert International Opportunities Fund (the “Fund”), and the investment sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and a comparative benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of its peer universe for the one- and five-year periods ended December 31, 2024, while it had outperformed the median of its peer universe for the three-year period ended December 31, 2024. This data also indicated that the Fund had underperformed its benchmark index for the one-, three- and five- year periods ended December 31, 2024. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
23

Calvert
International Opportunities Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) and the Fund’s total expenses were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s and Sub-Adviser’s current undertaking to maintain expense limitations for the Fund. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
24

CIOAX-NCSR 9.30.25

Calvert
Emerging Markets Advancement Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Calvert
Emerging Markets Advancement Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Schedule of Investments

Common Stocks — 94.2%

Security	Shares	Value
Argentina — 0.1%
Grupo Supervielle SA ADR(1)(2)	33,565	$ 166,147
		$ 166,147
Chile — 6.5%
Banco de Chile	8,990,100	$ 1,365,071
Banco de Credito e Inversiones SA	16,822	743,315
Banco Santander Chile	12,793,900	848,199
Cencosud SA	328,400	934,630
Cia Sud Americana de Vapores SA	5,680,000	297,093
Embotelladora Andina SA, PFC Shares	92,300	363,593
Enel Americas SA	2,350,525	237,146
Enel Chile SA	6,758,280	523,084
Falabella SA	162,800	965,237
Quinenco SA	53,800	237,848
Sociedad Quimica y Minera de Chile SA, Class B, PFC Shares(1)	30,550	1,318,586
		$7,833,802
China — 13.4%
AAC Technologies Holdings, Inc.	14,500	$85,149
Akeso, Inc.(1)(3)	13,000	236,185
Alibaba Group Holding Ltd. ADR	14,639	2,616,429
Alibaba Health Information Technology Ltd.(1)	134,000	114,119
BYD Co. Ltd., Class H	33,000	466,444
BYD Electronic International Co. Ltd.	14,000	74,216
China Mengniu Dairy Co. Ltd.	66,000	126,921
China Merchants Bank Co. Ltd., Class H	53,000	317,204
China Minsheng Banking Corp. Ltd., Class H	181,500	95,791
China Overseas Land & Investment Ltd.	84,500	155,622
China Resources Land Ltd.	55,000	214,362
China State Construction International Holdings Ltd.	46,000	58,578
CSPC Pharmaceutical Group Ltd.	160,000	192,726
ENN Energy Holdings Ltd.	19,000	156,671
Fuyao Glass Industry Group Co. Ltd., Class H(3)	11,600	116,845
Geely Automobile Holdings Ltd.	99,000	248,138
Great Wall Motor Co. Ltd., Class H	44,000	95,624
Guangdong Investment Ltd.	74,000	67,258
Guangdong Land Holdings Ltd.(1)	2,194,562	80,032
H World Group Ltd. ADR(2)	4,291	167,821
Haidilao International Holding Ltd.(2)(3)	34,000	58,491
Hansoh Pharmaceutical Group Co. Ltd.(3)	24,000	111,334
Innovent Biologics, Inc.(1)(3)	27,500	342,406
JD Health International, Inc.(1)(3)	20,100	171,151
JD Logistics, Inc.(1)(3)	36,200	60,818
JD.com, Inc. ADR	15,348	536,873
Kingsoft Corp. Ltd.	18,800	83,420
Li Auto, Inc. ADR(1)	8,519	215,871
Longfor Group Holdings Ltd.(2)(3)	48,023	73,157
Meituan, Class B(1)(3)	55,000	734,732
NetEase, Inc. ADR	3,989	606,288
Security	Shares	Value
China (continued)
NIO, Inc. ADR(1)	23,658	$ 180,274
Nongfu Spring Co. Ltd., Class H(3)	36,800	254,318
Pop Mart International Group Ltd.(3)	14,200	486,376
Postal Savings Bank of China Co. Ltd., Class H(3)	195,000	136,609
Qfin Holdings, Inc. ADR	2,892	83,232
Sinopharm Group Co. Ltd., Class H	26,800	63,034
Sunny Optical Technology Group Co. Ltd.	13,800	160,068
Tencent Holdings Ltd.	53,800	4,584,276
Tencent Music Entertainment Group ADR	14,351	334,952
Tingyi Cayman Islands Holding Corp.	42,000	56,107
Trip.com Group Ltd. ADR	6,623	498,050
Want Want China Holdings Ltd.	93,000	63,098
Xinyi Solar Holdings Ltd.(2)	120,000	52,954
XPENG, Inc. ADR(1)(2)	12,493	292,586
Zhuzhou CRRC Times Electric Co. Ltd., Class H	12,100	66,495
		$15,993,105
Cyprus — 3.8%
Bank of Cyprus Holdings PLC	483,626	$4,587,650
		$4,587,650
Georgia — 2.1%
Georgia Capital PLC(1)(2)	62,297	$2,023,850
Lion Finance Group PLC	2,893	298,361
TBC Bank Group PLC	3,802	232,726
		$2,554,937
Greece — 15.6%
Alpha Bank SA	733,350	$3,118,977
Athens Water Supply & Sewage Co. SA	24,006	184,684
Eurobank Ergasias Services & Holdings SA, Class A	910,124	3,520,678
GEK TERNA SA	21,019	552,002
Hellenic Telecommunications Organization SA	50,249	951,582
JUMBO SA	35,572	1,220,872
LAMDA Development SA(1)	41,995	383,054
National Bank of Greece SA	273,010	3,975,419
Piraeus Financial Holdings SA	381,797	3,243,069
Public Power Corp. SA	89,781	1,479,658
		$18,629,995
Hong Kong — 0.2%
Sino Biopharmaceutical Ltd.	191,000	$199,082
		$199,082
India — 10.0%
Apollo Hospitals Enterprise Ltd.	1,998	$166,844
Ashok Leyland Ltd.	60,202	96,828
Asian Paints Ltd.	7,157	189,407
AU Small Finance Bank Ltd.(3)	5,029	41,457
Avenue Supermarts Ltd.(1)(3)	3,532	178,001
Axis Bank Ltd.	24,730	315,046
Bajaj Finance Ltd.	31,000	348,796

See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
India (continued)
Bajaj Finserv Ltd.	2,300	$ 51,965
Bandhan Bank Ltd.(3)	11,793	21,559
Bank of Baroda	15,482	45,081
Bank of India	5,600	7,781
Bharti Airtel Ltd.	26,292	556,062
Britannia Industries Ltd.	2,374	160,216
BSE Ltd.	1,200	27,528
Central Depository Services India Ltd.(4)	600	9,853
CG Power & Industrial Solutions Ltd.	5,600	46,741
Coforge Ltd.	10,965	196,683
Crompton Greaves Consumer Electricals Ltd.	18,918	62,075
Dabur India Ltd.	4,163	23,031
Dixon Technologies India Ltd.(4)	781	143,547
DLF Ltd.	19,843	159,450
Dr. Lal PathLabs Ltd.(3)	878	30,913
Embassy Office Parks REIT	20,528	97,521
Eternal Ltd.(1)	359,868	1,321,124
Exide Industries Ltd.	2,700	11,878
Federal Bank Ltd.	23,934	52,005
FSN E-Commerce Ventures Ltd.(1)	38,254	100,107
GMR Airports Ltd.(1)	21,700	21,305
Godrej Consumer Products Ltd.	2,487	32,679
Godrej Properties Ltd.(1)	1,000	22,191
Havells India Ltd.	3,343	56,534
HCL Technologies Ltd.	14,639	228,536
HDFC Bank Ltd.	107,238	1,149,237
HDFC Life Insurance Co. Ltd.(3)	5,700	48,540
Hindustan Unilever Ltd.	9,137	258,801
ICICI Bank Ltd.	51,885	786,330
IDFC First Bank Ltd.	61,395	48,235
Indian Hotels Co. Ltd.	19,930	161,783
Indian Renewable Energy Development Agency Ltd.(1)	3,900	6,527
Indus Towers Ltd.(1)	18,453	71,249
IndusInd Bank Ltd.(1)	11,840	98,091
IRB Infrastructure Developers Ltd.	15,600	7,241
Kotak Mahindra Bank Ltd.	14,839	332,709
KPIT Technologies Ltd.	5,354	66,238
Laurus Labs Ltd.(3)	5,460	51,913
LTIMindtree Ltd.(3)	2,183	126,973
Mahindra & Mahindra Ltd.	11,300	436,119
MakeMyTrip Ltd.(1)(2)	857	80,215
Marico Ltd.	1,455	11,435
Maruti Suzuki India Ltd.	1,918	346,421
Max Healthcare Institute Ltd.	11,179	140,366
Mphasis Ltd.	1,045	31,329
Multi Commodity Exchange of India Ltd.	200	17,543
NBCC India Ltd.	9,600	11,584
Nestle India Ltd.	12,928	167,839
Patanjali Foods Ltd.	6,021	39,050
PB Fintech Ltd.(1)	2,200	42,196
Persistent Systems Ltd.	2,896	157,595
Security	Shares	Value
India (continued)
Punjab National Bank	41,181	$ 52,329
REC Ltd.	7,300	30,623
Shriram Finance Ltd.	10,000	69,338
Siemens Energy India Ltd.(1)	2,228	86,506
Siemens Ltd.	2,228	78,562
Sona BLW Precision Forgings Ltd.(3)	3,300	15,302
State Bank of India	27,169	266,710
Sterling & Wilson Renewable(1)(4)	1,000	2,730
Suzlon Energy Ltd.(1)	67,500	41,806
Tata Consultancy Services Ltd.	10,617	345,576
Tata Elxsi Ltd.	687	40,455
Tata Motors Ltd.	29,448	225,649
Tata Power Co. Ltd.	31,617	138,348
Tata Teleservices Maharashtra Ltd.(1)	10,694	6,634
Tech Mahindra Ltd.	13,143	207,583
Titan Co. Ltd.	6,163	233,661
Trent Ltd.	3,081	162,195
TVS Motor Co. Ltd.	1,933	74,860
Union Bank of India Ltd.	9,300	14,500
Vodafone Idea Ltd.(1)	256,518	23,463
Voltas Ltd.	2,965	45,221
Wipro Ltd.	64,008	172,691
WNS Holdings Ltd.(1)	586	44,694
Yes Bank Ltd.(1)	429,324	102,665
Zee Entertainment Enterprises Ltd.	11,487	14,558
		$12,014,962
Kuwait — 2.9%
Gulf Bank KSCP	921,975	$1,056,490
Mabanee Co. KPSC	263,940	850,770
Mobile Telecommunications Co. KSCP	902,000	1,521,082
		$3,428,342
Malaysia — 0.0%†
Gamuda Bhd.	7,630	$10,050
		$10,050
Pakistan — 0.7%
Bank Alfalah Ltd.	1,795,600	$696,212
Millat Tractors Ltd.	60,933	114,833
		$811,045
Romania — 0.0%†
NEPI Rockcastle NV	292	$2,340
		$2,340
Slovenia — 2.6%
Nova Ljubljanska Banka DD GDR(4)	78,003	$3,181,589
		$3,181,589
South Africa — 4.4%
Absa Group Ltd.	19,500	$204,640

See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
South Africa (continued)
Aspen Pharmacare Holdings Ltd.(1)	7,900	$ 44,446
Bid Corp. Ltd.	7,700	192,381
Bidvest Group Ltd.	7,800	95,715
Capitec Bank Holdings Ltd.	1,900	383,392
Clicks Group Ltd.	5,400	110,133
Discovery Ltd.	12,500	142,761
eMedia Holdings Ltd.	5,035	525
FirstRand Ltd.	125,300	563,372
Gold Fields Ltd.	26,100	1,092,947
Growthpoint Properties Ltd.	75,100	64,081
Kumba Iron Ore Ltd.(2)	1,900	35,735
Mr. Price Group Ltd.	5,900	69,574
MTN Group Ltd.	38,400	323,137
MultiChoice Group(1)	5,900	42,783
Nedbank Group Ltd.	11,500	142,336
Northam Platinum Holdings Ltd.	11,500	186,582
Old Mutual Ltd.(2)	112,300	86,774
OUTsurance Group Ltd.	19,900	82,628
Pepkor Holdings Ltd.(3)	56,014	78,891
Remgro Ltd.	12,000	116,732
Sanlam Ltd.	42,600	206,200
Shoprite Holdings Ltd.	10,600	168,411
Standard Bank Group Ltd.	31,400	429,585
Valterra Platinum Ltd.	2,800	199,821
Vodacom Group Ltd.	13,400	103,543
Woolworths Holdings Ltd.(2)	20,200	58,853
		$5,225,978
South Korea — 10.4%
CJ CheilJedang Corp.	700	$115,117
Coway Co. Ltd.	1,700	119,316
Hana Financial Group, Inc.	7,500	466,312
Hyundai Mobis Co. Ltd.	2,200	468,061
Industrial Bank of Korea	9,500	131,813
Kakao Corp.	7,500	319,342
KB Financial Group, Inc.	9,300	767,583
Meritz Financial Group, Inc.	2,900	235,239
NAVER Corp.	3,600	690,792
Samsung C&T Corp.	3,100	408,230
Samsung Electronics Co. Ltd.	82,400	4,939,905
Samsung Life Insurance Co. Ltd.	2,700	301,719
Shinhan Financial Group Co. Ltd.	11,600	584,848
SK Hynix, Inc.	10,100	2,503,768
SK Telecom Co. Ltd.	3,100	120,172
Woori Financial Group, Inc.	18,000	333,345
		$12,505,562
Switzerland — 0.3%
BeOne Medicines Ltd., Class H(1)	15,000	$400,248
		$400,248
Security	Shares	Value
Taiwan — 12.8%
Accton Technology Corp.	6,000	$ 207,487
Acer, Inc.	85,000	86,582
Advantech Co. Ltd.	10,000	105,251
Airtac International Group	4,000	99,352
ASE Technology Holding Co. Ltd.	40,000	218,415
Asia Vital Components Co. Ltd.	6,000	195,160
ASPEED Technology, Inc.	1,000	166,322
AUO Corp.	220,000	98,949
Catcher Technology Co. Ltd.	19,000	114,004
Cathay Financial Holding Co. Ltd.	102,000	220,335
Chailease Holding Co. Ltd.	29,507	108,139
Chroma ATE, Inc.	14,000	267,176
Chunghwa Telecom Co. Ltd.	41,000	179,475
Compal Electronics, Inc.	118,000	126,062
Delta Electronics, Inc.	19,000	535,232
E Ink Holdings, Inc.	20,000	158,897
Elite Material Co. Ltd.	4,000	161,885
eMemory Technology, Inc.	1,000	66,534
Evergreen Marine Corp. Taiwan Ltd.	18,000	106,015
Far EasTone Telecommunications Co. Ltd.	50,000	145,219
First Financial Holding Co. Ltd.	6,242	6,124
Fubon Financial Holding Co. Ltd.	90,763	263,534
Gigabyte Technology Co. Ltd.	14,000	138,129
Globalwafers Co. Ltd.	7,000	107,771
Hiwin Technologies Corp.	18,000	128,105
Hotai Motor Co. Ltd.	5,000	97,611
Hua Nan Financial Holdings Co. Ltd.	1,585	1,541
Innolux Corp.	254,320	120,615
Inventec Corp.	79,000	119,194
Jentech Precision Industrial Co. Ltd.	2,000	159,545
King Slide Works Co. Ltd.	2,000	217,226
King Yuan Electronics Co. Ltd.	17,000	91,976
Lite-On Technology Corp.	40,000	227,395
Lotes Co. Ltd.	1,000	51,116
MediaTek, Inc.	13,000	563,806
Mega Financial Holding Co. Ltd.	5,610	7,822
Micro-Star International Co. Ltd.	22,000	84,089
Novatek Microelectronics Corp.	11,000	154,429
PharmaEssentia Corp.	4,438	75,213
President Chain Store Corp.	15,000	122,159
Quanta Computer, Inc.	29,000	277,795
Realtek Semiconductor Corp.	11,000	199,139
Sino-American Silicon Products, Inc.	18,000	68,884
SinoPac Financial Holdings Co. Ltd.	6,152	5,056
Taiwan Mobile Co. Ltd.	37,000	132,454
Taiwan Semiconductor Manufacturing Co. Ltd.	148,000	6,428,796
Tatung Co. Ltd.	73,150	93,358
TCC Group Holdings Co. Ltd.	188,000	148,312
Teco Electric & Machinery Co. Ltd.	74,000	231,623
TS Financial Holding Co. Ltd.	344,570	203,812
TS Financial Holding Co. Ltd., PFC Shares(1)	87,065	26,395

See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Taiwan (continued)
Unimicron Technology Corp.	22,000	$ 110,253
Uni-President Enterprises Corp.	68,000	175,323
United Microelectronics Corp.	130,000	195,564
Voltronic Power Technology Corp.	2,000	61,074
Walsin Lihwa Corp.	127,366	108,814
Wan Hai Lines Ltd.	21,000	51,325
Wiwynn Corp.	2,000	219,142
WPG Holdings Ltd.	50,000	108,760
Yageo Corp.	28,676	160,809
Yang Ming Marine Transport Corp.	27,000	47,094
Yuanta Financial Holding Co. Ltd.	108,829	124,672
		$15,282,345
United Arab Emirates — 6.5%
Abu Dhabi Commercial Bank PJSC	525,596	$2,088,624
Aldar Properties PJSC	1,200,390	3,100,691
Americana Restaurants International PLC - Foreign Co.	510,937	273,906
Dubai Financial Market PJSC	188,038	82,313
Emirates Integrated Telecommunications Co. PJSC	158,471	397,024
Emirates Telecommunications Group Co. PJSC	341,196	1,750,606
Fertiglobe PLC	90,265	60,489
		$7,753,653
Vietnam — 1.9%
Digiworld Corp.	436,560	$681,749
FPT Corp.	305,463	1,075,947
Gemadept Corp.	188,300	484,513
		$2,242,209
Total Common Stocks (identified cost $74,371,384)		$112,823,041

Preferred Stocks — 0.0%†

Security	Shares	Value
India — 0.0%†
TVS Motor Co. Ltd.(1)	7,732	$ 871
Total Preferred Stocks (identified cost $0)		$ 871

Short-Term Investments — 6.0%
Affiliated Fund — 2.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(5)	3,408,291	$ 3,408,291
Total Affiliated Fund (identified cost $3,408,291)		$ 3,408,291
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(6)	633,396	$ 633,396
Total Securities Lending Collateral (identified cost $633,396)		$ 633,396
U.S. Treasury Obligations — 2.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 10/23/25(7)	$ 1,500	$ 1,496,313
0.00%, 10/28/25(7)	1,600	1,595,153
Total U.S. Treasury Obligations (identified cost $3,091,278)		$ 3,091,466
Total Short-Term Investments (identified cost $7,132,965)		$ 7,133,153

Total Investments — 100.2% (identified cost $81,504,349)	$119,957,065
Other Assets, Less Liabilities — (0.2)%	$ (227,920)
Net Assets — 100.0%	$119,729,145

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $979,866.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $3,375,971 or 2.8% of the Fund's net assets.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of these securities is $3,337,719 or 2.7% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of September 30, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Schedule of Investments — continued

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
At September 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	35.1%
Information Technology	19.6
Consumer Discretionary	11.2
Communication Services	10.8
Real Estate	4.4
Industrials	3.2
Consumer Staples	3.2
Materials	2.7
Utilities	2.3
Health Care	1.7
Total	94.2%

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	430,735	EUR	365,836	Standard Chartered Bank	10/10/25	$1,014	$ —
USD	1,929,924	EUR	1,650,000	UBS AG	10/10/25	—	(8,210)
USD	23,852,693	EUR	20,393,000	UBS AG	10/10/25	—	(101,471)
INR	571,900,000	USD	6,465,683	UBS AG	12/17/25	—	(57,165)
KRW	3,059,000,000	USD	2,209,701	Goldman Sachs International	12/17/25	—	(23,512)
KRW	3,273,000,000	USD	2,364,545	UBS AG	12/17/25	—	(25,416)
TWD	41,812,085	USD	1,391,973	Goldman Sachs International	12/17/25	—	(11,537)
TWD	67,000,000	USD	2,209,833	UBS AG	12/17/25	2,189	—
USD	7,543,210	CLP	7,175,400,000	Standard Chartered Bank	12/17/25	80,280	—
						$83,483	$(227,311)

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
Currency Abbreviations:
CLP	– Chile Peso
EUR	– Euro
INR	– Indian Rupee
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $78,096,058) - including $979,866 of securities on loan	$116,548,774
Investments in securities of affiliated issuers, at value (identified cost $3,408,291)	3,408,291
Receivable for open forward foreign currency exchange contracts	83,483
Cash denominated in foreign currency, at value (cost $443,829)	442,033
Receivable for investments sold	506,350
Receivable for capital shares sold	240,231
Dividends receivable	180,185
Dividends receivable - affiliated	7,664
Securities lending income receivable	3,770
Tax reclaims receivable	28,247
Receivable from affiliates	98,771
Directors' deferred compensation plan	1,713
Total assets	$121,549,512
Liabilities
Payable for open forward foreign currency exchange contracts	$227,311
Due to custodian	301,052
Payable for capital shares redeemed	90,927
Payable for foreign capital gains taxes	352,471
Deposits for securities loaned	633,396
Payable to affiliates:
Investment advisory fee	60,092
Administrative fee	11,496
Distribution and service fees	918
Sub-transfer agency fee	446
Directors' deferred compensation plan	1,713
Accrued expenses	140,545
Total liabilities	$1,820,367
Net Assets	$119,729,145
Sources of Net Assets
Paid-in capital	$86,486,229
Distributable earnings	33,242,916
Net Assets	$119,729,145
Class A Shares
Net Assets	$4,613,577
Shares Outstanding	310,037
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.88
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$15.70
Class I Shares
Net Assets	$115,115,568
Shares Outstanding	7,666,235
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.02

On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $320,703)	$2,948,288
Dividend income - affiliated issuers	98,692
Interest income (net of foreign taxes withheld of $21)	87,813
Securities lending income, net	38,326
Total investment income	$3,173,119
Expenses
Investment advisory fee	$651,260
Administrative fee	124,050
Distribution and service fees:
Class A	8,783
Directors' fees and expenses	5,786
Custodian fees	144,782
Transfer agency fees and expenses	59,188
Accounting fees	26,332
Professional fees	76,528
Registration fees	35,145
Reports to shareholders	17,558
Miscellaneous	29,440
Total expenses	$1,178,852
Waiver and/or reimbursement of expenses by affiliates	$(186,754)
Net expenses	$992,098
Net investment income	$2,181,021
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $159,047)	$6,224,897
Foreign currency transactions	423,778
Forward foreign currency exchange contracts	(936,805)
Net realized gain	$5,711,870
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $72,134)	$18,523,619
Foreign currency	(19,783)
Forward foreign currency exchange contracts	(108,587)
Net change in unrealized appreciation (depreciation)	$18,395,249
Net realized and unrealized gain	$24,107,119
Net increase in net assets from operations	$26,288,140

See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,181,021	$1,923,185
Net realized gain	5,711,870	1,116,849
Net change in unrealized appreciation (depreciation)	18,395,249	15,722,326
Net increase in net assets from operations	$26,288,140	$18,762,360
Distributions to shareholders:
Class A	$(48,161)	$(65,901)
Class I	(1,483,300)	(3,027,385)
Total distributions to shareholders	$(1,531,461)	$(3,093,286)
Capital share transactions:
Class A	$642,563	$541,944
Class I	3,070,299	(18,375,015)
Net increase (decrease) in net assets from capital share transactions	$3,712,862	$(17,833,071)
Net increase (decrease) in net assets	$28,469,541	$(2,163,997)
Net Assets
At beginning of year	$91,259,604	$93,423,601
At end of year	$119,729,145	$91,259,604

See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$11.95	$10.05	$9.79	$12.39	$10.64
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.22	$0.13	$0.17	$0.09
Net realized and unrealized gain (loss)	2.88	1.99	0.66	(2.23)	1.67
Total income (loss) from operations	$3.11	$2.21	$0.79	$(2.06)	$1.76
Less Distributions
From net investment income	$(0.18)	$(0.31)	$(0.53)	$(0.06)	$(0.01)
From net realized gain	—	—	—	(0.48)	—
Total distributions	$(0.18)	$(0.31)	$(0.53)	$(0.54)	$(0.01)
Net asset value — End of year	$14.88	$11.95	$10.05	$9.79	$12.39
Total Return(2)	26.48%	22.50%	8.18%	(17.42)%	16.54%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,614	$3,114	$2,133	$1,270	$477
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.38%	1.42%(4)	1.35%(4)	1.36%(5)	1.41%
Net expenses	1.20%(6)	1.22%(4)(6)	1.21%(4)(6)	1.22%(5)(6)	1.20%
Net investment income	1.82%	2.03%	1.31%	1.53%	0.68%
Portfolio Turnover	119%	76%	82%	45%	64%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.02% and 0.01% of average daily net assets for the years ended September 30, 2024 and 2023, respectively.
(5)	Includes interest expense from bank overdrafts of 0.02%.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$12.04	$10.13	$9.85	$12.44	$10.66
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.23	$0.16	$0.19	$0.09
Net realized and unrealized gain (loss)	2.91	2.02	0.66	(2.23)	1.71
Total income (loss) from operations	$3.18	$2.25	$0.82	$(2.04)	$1.80
Less Distributions
From net investment income	$(0.20)	$(0.34)	$(0.54)	$(0.07)	$(0.02)
From net realized gain	—	—	—	(0.48)	—
Total distributions	$(0.20)	$(0.34)	$(0.54)	$(0.55)	$(0.02)
Net asset value — End of year	$15.02	$12.04	$10.13	$9.85	$12.44
Total Return(2)	26.85%	22.80%	8.48%	(17.20)%	16.85%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$115,116	$88,146	$91,291	$71,779	$57,772
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.13%	1.17%(4)	1.10%(4)	1.11%(5)	1.16%
Net expenses	0.95%(6)	0.97%(4)(6)	0.96%(4)(6)	0.97%(5)(6)	0.95%
Net investment income	2.12%	2.10%	1.52%	1.61%	0.71%
Portfolio Turnover	119%	76%	82%	45%	64%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.02% and 0.01% of average daily net assets for the years ended September 30, 2024 and 2023, respectively.
(5)	Includes interest expense from bank overdrafts of 0.02%.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Emerging Markets Advancement Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Notes to Financial Statements — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Argentina	$166,147	$ —	$ —	$166,147
Chile	—	7,833,802	—	7,833,802
China	5,532,376	10,460,729	—	15,993,105
Cyprus	—	4,587,650	—	4,587,650
Georgia	—	2,554,937	—	2,554,937
Greece	—	18,629,995	—	18,629,995
Hong Kong	—	199,082	—	199,082
India	124,909	11,890,053	—	12,014,962
Kuwait	—	3,428,342	—	3,428,342
Malaysia	—	10,050	—	10,050
Pakistan	—	811,045	—	811,045
Romania	—	2,340	—	2,340
Slovenia	—	3,181,589	—	3,181,589
South Africa	—	5,225,978	—	5,225,978
South Korea	—	12,505,562	—	12,505,562
Switzerland	—	400,248	—	400,248
Taiwan	26,395	15,255,950	—	15,282,345
United Arab Emirates	—	7,753,653	—	7,753,653
Vietnam	—	2,242,209	—	2,242,209
Total Common Stocks	$5,849,827	$106,973,214(1)	$ —	$112,823,041
Preferred Stocks	$ —	$871	$ —	$871
Short-Term Investments:
Affiliated Fund	3,408,291	—	—	3,408,291
Securities Lending Collateral	633,396	—	—	633,396
U.S. Treasury Obligations	—	3,091,466	—	3,091,466
Total Investments	$9,891,514	$110,065,551	$ —	$119,957,065
Forward Foreign Currency Exchange Contracts	$ —	$83,483	$ —	$83,483
Total	$9,891,514	$110,149,034	$ —	$120,040,548
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(227,311)	$ —	$(227,311)
Total	$ —	$(227,311)	$ —	$(227,311)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Notes to Financial Statements — continued

losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.63% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2025, the investment advisory fee amounted to $651,260. Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment advisory fee paid was reduced by $3,229 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.20% and 0.95% for Class A and Class I, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after February 1, 2026. For the year ended September 30, 2025, CRM and EVAIL waived and/or reimbursed expenses in total of $183,525.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the year ended September 30, 2025, CRM was paid administrative fees of $124,050.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2025 amounted to $8,783 for Class A shares.
The Fund was informed that EVD received $1,312 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2025. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $1,825 and are included in transfer agency fees and expenses on the Statement of Operations.
During the year ended September 30, 2025, CRM agreed to reimburse the Fund $91,395 for a net realized loss due to a trading error in the period. The reimbursement is included in Receivable from affiliates on the Statement of Assets and Liabilities. The impact of the reimbursement had no significant impact on total return for each class.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $117,249,997 and $118,467,674, respectively.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Notes to Financial Statements — continued

4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Ordinary income	$1,531,461	$3,093,286
During the year ended September 30, 2025, distributable earnings was decreased by $286,131 and paid-in capital was increased by $286,131 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$2,915,677
Deferred capital losses	(5,360,285)
Net unrealized appreciation	35,687,524
Distributable earnings	$33,242,916
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $5,360,285 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $5,360,285 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$83,907,596
Gross unrealized appreciation	$38,706,100
Gross unrealized depreciation	(2,665,978)
Net unrealized appreciation	$36,040,122
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2025 is included in the Schedule of Investments. At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. During the year ended September 30, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Notes to Financial Statements — continued

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $227,311. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $975,435 at September 30, 2025.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At September 30, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk was as follows:
				Fair Value
Derivative		Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts		$83,483	$(227,311)
Total Derivatives subject to master netting agreement	$83,483	$(227,311)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of September 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$81,294	$ —	$ —	$ —	$81,294
UBS AG	2,189	(2,189)	—	—	—
	$83,483	$(2,189)	$ —	$ —	$81,294

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Goldman Sachs International	$(35,049)	$ —	$ —	$ —	$(35,049)
UBS AG	(192,262)	2,189	190,073	—	—
	$(227,311)	$2,189	$190,073	$ —	$(35,049)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended September 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(936,805)	$(108,587)

(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended September 30, 2025, which is indicative of the volume of this derivative type, was approximately $60,153,000.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2025, the total value of securities on loan was $979,866 and the total value of collateral received was $1,068,551, comprised of cash of $633,396 and U.S. government and/or agencies securities of $435,155.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$633,396	$ —	$ —	$ —	$633,396
The carrying amount of the liability for deposits for securities loaned at September 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2025.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2025. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
8  Affiliated Investments
At September 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,408,291, which represents 2.9% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$17,570	$64,811,803	$(61,421,082)	$ —	$ —	$3,408,291	$98,692	3,408,291
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	105,494	$1,357,493	83,672	$928,746
Reinvestment of distributions	4,213	48,161	6,342	65,901
Shares redeemed	(60,278)	(763,091)	(41,643)	(452,703)
Net increase	49,429	$642,563	48,371	$541,944

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Notes to Financial Statements — continued

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	3,545,204	$44,551,016	1,135,445	$12,477,467
Reinvestment of distributions	128,976	1,483,221	289,690	3,027,257
Shares redeemed	(3,326,118)	(42,963,938)	(3,121,354)	(33,879,739)
Net increase (decrease)	348,062	$3,070,299	(1,696,219)	$(18,375,015)
At September 30, 2025, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Growth Allocation Fund owned in the aggregate 31.5% of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert Emerging Markets Advancement Fund and Board of Directors of Calvert World Values Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert Emerging Markets Advancement Fund (the "Fund"), one of the funds constituting Calvert World Values Fund, Inc., as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, 163(j) interest dividends and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $1,825,903, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended September 30, 2025, the Fund designates 0.64% of distributions from net investment income as a 163(j) interest dividend.
Foreign Tax Credit. For the fiscal year ended September 30, 2025, the Fund paid foreign taxes of $434,899 and recognized foreign source income of $3,267,129.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert World Values Fund, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below.  The other Directors named herein continue to serve as Directors. The results of the vote with respect to the Calvert World Values Fund, Inc. were as follows:
	Number of Shares
Nominee for Director	For	Withheld
Karen Fang	89,349,079	602,443
Von M. Hughes	88,242,878	1,708,644
Kim M. Keenan	89,326,094	625,428
Eddie Ramos	88,218,090	1,733,432
Carlton M. Waterhouse	88,204,084	1,747,438
Results are rounded to the nearest whole number.

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Emerging Markets Advancement Fund (the “Fund”), and the investment sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one- three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had outperformed the median of its peer universe and benchmark index for the one-, three- and five-year periods ended December 31, 2024. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective

Calvert
Emerging Markets Advancement Fund
September 30, 2025
Board of Directors' Contract Approval — continued

median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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CEFAX-NCSR 9.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert World Values Fund, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: November 24, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: November 24, 2025